UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21494
                                                     ---------------------

                        Nuveen Floating Rate Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: July 31, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                     ANNUAL REPORT July 31, 2004

Nuveen Investments
Closed-End
Exchange-Traded
Funds

                                                       NUVEEN SENIOR INCOME FUND
                                                                             NSL

                                                NUVEEN FLOATING RATE INCOME FUND
                                                                             JFR

                                    NUVEEN FLOATING RATE INCOME OPPORTUNITY FUND
                                                                             JRO

Photo of: Man and woman sitting on porch.
Photo of: 2 children sitting in the grass.

High current income
from portfolios of
senior corporate loans


Logo: NUVEEN Investments

Photo of: Woman
Photo of: Man and child
Photo of: Woman

NOW YOU CAN RECEIVE YOUR
NUVEEN FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN FUND INFORMATION BY E-MAIL.

It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if you wish.


                               ------------------
                               DELIVERY DIRECT TO
                                YOUR E-MAIL INBOX
                               ------------------


IT'S FAST, EASY & FREE:

WWW.INVESTORDELIVERY.COM
if you get your Nuveen Fund dividends and statements from your financial advisor or brokerage account.

OR

WWW.NUVEEN.COM/CORPORATE/ENROLLMENT
if you get your Nuveen Fund dividends
and statements directly from Nuveen.

(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)

Logo: NUVEEN Investments

Photos: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Chairman's
     LETTER TO SHAREHOLDERS



On behalf of all of us at Nuveen Investments, I'd like to use this first report of the Nuveen Floating Rate Income Fund (JFR) and the Nuveen Floating Rate Income Opportunity Fund (JRO) to welcome all shareholders of these Funds to the growing family of Nuveen investors. For more than 100 years, Nuveen has specialized in offering quality investments to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you secure your financial objectives. We thank you for choosing Nuveen Investments as a partner as you work toward that goal.


--------------------------------------------------------------------------------
OUR MISSION CONTINUES TO BE TO ASSIST YOU AND YOUR FINANCIAL ADVISOR BY OFFERING THE INVESTMENT SERVICES AND PRODUCTS THAT CAN HELP YOU MEET YOUR FINANCIAL OBJECTIVES.
--------------------------------------------------------------------------------


I also am pleased to report that over the period ended July 31, 2004, the Nuveen Senior Income Fund (NSL) continued to provide its shareholders with attractive monthly income, strong total return, and the opportunity for enhanced diversification within their investment portfolios.

Because each of these Fund's fiscal years ends on July 31, this "annual" report covers a full year for NSL, about four months for JFR (which was introduced in late March 2004), and about four days for JRO (which was introduced in late July
2004). Although they have less than a full year's history, we believe JFRand JRO are off to good starts, and I look forward to reporting on their progress in more detail in the next shareholder report.

In thinking about the next report, I urge you to consider receiving it and all future Fund information electronically via the Internet and e-mail. Not only will you receive the information faster, but this also may help lower your Fund expenses. Sign up is quick and easy - see the inside front cover of this report for detailed instructions.

Again, thank you for the confidence you have shown in Nuveen Investments.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

September 15, 2004

Nuveen Closed-End Exchange-Traded Funds (NSL, JFR, JRO)


Portfolio Manager's
        PERSPECTIVE



The Funds are managed by Gunther Stein and Lenny Mason of Symphony Asset Management, LLC, an affiliate of Nuveen Investments. Gunther and Lenny have more than 25 years of combined investment management experience, much of it in evaluating and purchasing senior corporate loans and other high-yield debt. Here they review the prevailing economic conditions and performance of the Funds for the period ended July 31, 2004.


WHAT WERE THE MAJOR ECONOMIC AND MARKET FACTORS DURING THE PERIOD ENDED JULY 31, 2004?

While the 10-year U. S. Treasury note yield of 4.45% at the end of the period was virtually unchanged from 12 months earlier, this fiscal year was marked by quite a bit of uncertainty and market volatility. Prices in the U. S. Treasury market peaked on March 16, 2004, with the 10-year note yielding 3.68% as a sluggish economy, slow employment growth, Federal Reserve caution and concerns over terrorism combined to keep interest rates near record lows. In early April, an unexpectedly strong employment report brought the bond market rally to an abrupt end. As concerns focused on the possibility that the Federal Reserve might start to raise short-term interest rates, market interest rates spiked upward along the entire yield curve and the 10 year U. S. Treasury note reached a high yield of 4.87% on June 14, 2004. By the end of the period, despite high petroleum prices, inflation concerns and the threat of global terrorism, most economic reports continued to indicate a slow but steady recovery was underway.

Against this backdrop, the leveraged loan market recorded robust returns during the twelve months ended July 31, 2004. The strong performance was driven by improving credit fundamentals, decreasing default rates, large inflows into the leveraged loan asset class and a resilient high-yield market. Over the period, the CSFB Leveraged Loan Index1 posted a return of 7.11%, with all of the industries that comprise the index registering positive returns. Perceptions of improving economic conditions and expectations of higher interest rates in the future led to record inflows into floating-rate assets. In addition, as the credit markets improved over the last year, default rates have dropped accordingly. Leveraged loan volume has continued to escalate due to strong demand and a surge of new issuances, with more than $212 billion in new loans coming to the market during this twelve-month period. A large proportion of these new loans were used to fund M&A activity as companies took advantage of growing consumer demand and generally tightening spreads between the yields of higher-rated and lower-rated securities.


1 The CSFB Leveraged Loan Index, consists of approximately $150 billion of tradable term loans with at least one year to maturity and rated BBB or lower.

WHAT WERE YOUR PRIMARY STRATEGIES AND FOCUSES FOR MANAGING THE FUNDS DURING THE REPORTING PERIOD?

We continued to employ a value-oriented investment management strategy for NSL. Our purchase and sale decisions were based on a range of factors, including an assessment of each company's credit fundamentals, cash flow and asset quality. Due to the strong new-issue calendar, we tended to focus on purchasing new, higher-quality loans with what we considered to be solid business fundamentals, sound asset coverage, and above average yield. We continued to monitor NSL's entire portfolio, eliminating positions which possessed what we thought were mounting credit problems, limited upside potential or significant downside risk. In particular, we selectively reduced exposure to distressed credits that had already realized meaningful price appreciation.

As of July 31, 2004, we were concluding the process of purchasing loans and other instruments for the JFR portfolio, including the proceeds from the offering of the JFR FundPreferred(R) shares in May 2004. Throughout the invest-up process, we employed a value-oriented investment strategy with a particular emphasis on purchasing relatively higher-quality new loans across a diverse variety of industry sectors. In addition to new issues, we also purchased loans in the secondary market that we thought exhibited favorable risk-return profiles. Our investment decisions were based on a range of factors, including an assessment of each company's credit fundamentals, cash flow outlook and asset quality. In particular, we focused on identifying companies with what we judged to be solid business fundamentals, sound asset coverage and attractive yields at the time of investment.

JRO was introduced in late July 2004. As of July 31, 2004, the end of the fiscal period, the initial proceeds from the common share offering had been received and the initial investing process had begun. We look forward to reporting on the Fund's progress and performance in future shareholder reports.

IN THIS ENVIRONMENT, HOW DID THE FUNDS PERFORM?

For the twelve months ended July 31, 2004, the Nuveen Senior Income Fund produced a total return on net asset value (NAV) of 14.61%. Over the same period, the CSFB Leveraged Loan Index posted a return of 7.11%.

From its inception in March 2004 through July 31, 2004, JFR produced a total return on net asset value of -0.39%, compared with a return of 1.67% for the CSFB index over the period from March 31, 2004 through July 31, 2004.

JRO, which was only a few days past its common share initial public offering as of July 31, 2004, had no meaningful performance to report as of that date.

The performance of NSL over the period benefited from the strong overall performance of the leveraged loan market. As noted, rising prices were prevalent across nearly all industry sectors and ratings classes. The Fund's performance relative to the index also benefited from the Fund's use of leverage. Leveraging can add volatility to a Fund's net asset value and share price. However, during periods when a leveraged Fund's investments perform well and leveraging costs are low, such as the environment during much of this reporting period, this strategy also can provide opportunities for net asset value appreciation and enhanced income for common shareholders.

Since its inception on March 2004, JFR has been in an invest-up stage. As a result, the portfolio's performance was muted during the period ended July 31. In addition, weakness in the portfolio's high yield securities caused JFR to trail the return of the CSFB Leveraged Loan Index. Widespread anticipation of interest rate increases by the Federal Reserve during April and May caused substantial outflows from the high yield market. As a result of these outflows and general interest rate sensitivity, the performance of JFR's high yield basket diminished the Fund's overall return during this short measurement period.

WHAT TACTICS OR SECURITIES PRODUCED POSITIVE PERFORMANCE?

In NSL, certain distressed, but improving, credits contributed to the Fund's strong performance over the time period noted earlier. The best performers were issues from Washington Group, Micro Warehouse, Western Industries, Federal-Mogul and Wyndham International.

WHAT TACTICS OR SECURITIES HURT PERFORMANCE OVER THIS PERIOD?

While rising interest rates can be a positive influence for senior loans over time, they can have a negative effect on other high yield debt. Several high yield bonds in both NSL and JFR showed some weakness as interest rates rose toward the end of the reporting period due to the interest rate sensitivity of these securities. However, this impact was not uniform - toward the end of the period interest rate speculation became less volatile, and this had a positive effect on the performance of some high yield issues within both Funds' portfolios.

WHAT ABOUT DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining near historically low levels during this reporting period, the leveraged structures of these Funds continued to support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates the Funds pay their FundPreferred(R) shareholders. During periods of low short-term rates, the Funds generally pay relatively lower dividends to their FundPreferred shareholders, which can leave more earnings to support common share dividends. As a result, NSL and JFR made no changes in their monthly dividends. As of July 31, 2004, JRO had not yet declared its initial dividend.

Each Fund seeks to pay stable dividends at rates that reflect its past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of July 31, 2004, NSL had a positive UNII balance, while JFR had a negative UNII balance.

As of July 31, 2004, NSL was trading at a 17.42% premium to its net asset value, compared with an average premium of 13.5% for the entire reporting period. On the same date, JFR was trading at a 5.54% premium, compared with an average premium since its March inception of 5.39%. JRO also was trading at a premium as of July 31, 2004, which is typical immediately following a common share initial public offering.

Nuveen Senior Income Fund
NSL

Performance
     OVERVIEW  As of July 31, 2004

Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
Variable Rate Senior Loan Interests  86%
Corporate and Municipal Bonds        10%
Equities                              1%
Repurchase Agreements                 3%

Bar Chart:
2003-2004 MONTHLY DIVIDENDS PER SHARE
Aug                                 0.043
Sep                                 0.043
Oct                                 0.043
Nov                                 0.043
Dec                                 0.043
Jan                                 0.043
Feb                                 0.043
Mar                                 0.043
Apr                                 0.043
May                                 0.043
Jun                                 0.043
Jul                                 0.043

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
8/1/03                              8.55
                                    8.65
                                    8.75
                                    8.77
                                    8.89
                                    8.97
                                    8.78
                                    8.45
                                    8.77
                                    8.76
                                    8.9
                                    8.87
                                    8.86
                                    8.89
                                    8.8
                                    8.74
                                    8.84
                                    8.95
                                    8.98
                                    9.38
                                    9.28
                                    9.27
                                    9.26
                                    9.32
                                    9.45
                                    9.45
                                    9.42
                                    9.45
                                    9.4
                                    9.36
                                    9.55
                                    9.83
                                    9.8
                                    9.95
                                    9.71
                                    9.7
                                    9.93
                                    10.05
                                    9.9
                                    9.8
                                    9.62
                                    9.59
                                    9.69
                                    9.7
                                    9.71
                                    9.72
                                    9.74
                                    9.8
                                    9.82
7/31/04                             9.91

FUND SNAPSHOT
------------------------------------
Share Price                    $9.91
------------------------------------
Common Share
Net Asset Value                $8.44
------------------------------------
Premium/(Discount) to NAV     17.42%
------------------------------------
Latest Dividend               $.0430
------------------------------------
Market Yield                   5.21%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $251,278
------------------------------------

ANNUALIZED TOTAL RETURN
(Inception 10/26/99)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
1-Year         24.50%        14.61%
------------------------------------
Since Inception 8.46%         6.27%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Media                          19.8%
------------------------------------
Hotels, Restaurants & Leisure  14.4%
------------------------------------
Auto Components                 8.4%
------------------------------------
Containers & Packaging          5.1%
------------------------------------
Personal Products               3.9%
------------------------------------
Insurance                       3.6%
------------------------------------
Chemicals                       3.1%
------------------------------------
Food Products                   3.0%
------------------------------------
Healthcare Providers & Services 2.9%
------------------------------------
Road & Rail                     2.8%
------------------------------------
Healthcare Equipment & Supplies 2.7%
------------------------------------
Household Durables              2.6%
------------------------------------
Paper &Forest Products          2.4%
------------------------------------
Aerospace & Defense             2.2%
------------------------------------
Electric Utilities              2.2%
------------------------------------
Other                          20.9%
------------------------------------

TOP FIVE ISSUERS
(EXCLUDING REPURCHASE AGREEMENTS)
(as a % of total investments)
------------------------------------
Conseco, Inc.                   2.5%
------------------------------------
Charter Communications
Operating, LLC                  2.4%
------------------------------------
Fort James Corporation          2.4%
------------------------------------
Federal-Mogul Corporation       2.2%
------------------------------------
Metro-Goldwyn-Mayer (MGM)       2.2%
------------------------------------

Nuveen Floating Rate Income Fund
JFR

Performance
     OVERVIEW  As of July 31, 2004

Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
Variable Rate Senior Loan Interests    61%
Corporate Bonds                        15%
SAMI/Collateral Securities(1)           3%
Repurchase Agreements                  21%

Bar Chart:
2004 MONTHLY DIVIDENDS PER SHARE
May                                 0.0675
Jun                                 0.0675
Jul                                 0.0675

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/25/04                             15.04
                                    15.23
                                    15.25
                                    15.1
                                    15.19
                                    14.96
                                    14.86
                                    14.85
                                    14.84
                                    14.93
                                    14.84
                                    15
                                    14.91
                                    14.67
                                    14.99
                                    14.91
                                    14.91
                                    14.61
7/31/04                             14.85

(1)The Fund's $32,200,000 investment in instruments whose returns are based on the Select Aggregate Market Index (an index of Senior Loans) is collateralized by U.S. Treasury Bills and Repurchase Agreements.

FUND SNAPSHOT
------------------------------------
Share Price                   $14.85
------------------------------------
Common Share
Net Asset Value               $14.07
------------------------------------
Premium/(Discount) to NAV      5.54%
------------------------------------
Latest Dividend               $.0675
------------------------------------
Market Yield                   5.45%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $663,609
------------------------------------

CUMULATIVE TOTAL RETURN
(Inception 3/25/04)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
Since Inception 0.40%        -0.39%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Media                          15.0%
------------------------------------
Hotels, Restaurants & Leisure  10.4%
------------------------------------
Electric Utilities              5.5%
------------------------------------
Containers & Packaging          5.1%
------------------------------------
Auto Components                 5.1%
------------------------------------
Chemicals                       3.8%
------------------------------------
Household Durables              2.5%
------------------------------------
Healthcare Providers & Services 2.5%
------------------------------------
Commercial Services             2.3%
------------------------------------
Insurance                       2.3%
------------------------------------
Food & Staples Retailing        2.0%
------------------------------------
Healthcare Equipment & Supplies 2.0%
------------------------------------
Food Products                   1.9%
------------------------------------
Machinery                       1.9%
------------------------------------
Road & Rail                     1.9%
------------------------------------
Other                          35.8%
------------------------------------

TOP FIVE ISSUERS
(EXCLUDING REPURCHASE AGREEMENTS)
(as a % of total investments)
------------------------------------
Metro-Goldwyn-Mayer (MGM)       2.4%
------------------------------------
Conseco Inc.                    2.3%
------------------------------------
Owens-Illinois Group, Inc.      2.3%
------------------------------------
Regal Cinemas Corporation       2.2%
------------------------------------
Charter Communications
Operating, LLC                  2.1%
------------------------------------

Report of
   INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM



THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
NUVEEN SENIOR INCOME FUND
NUVEEN FLOATING RATE INCOME FUND
NUVEEN FLOATING RATE INCOME OPPORTUNITY FUND


We have audited the accompanying statements of assets and liabilities of Nuveen Senior Income Fund, Nuveen Floating Rate Income Fund and Nuveen Floating Rate Income Opportunity Fund (the "Funds"), including the portfolios of investments, as of July 31, 2004, and the related statements of operations, cash flows, changes in net assets and the financial highlights for the periods indicated therein for the Nuveen Floating Rate Income Fund and the Nuveen Floating Rate Income Opportunity Fund and the related statements of operations, cash flows, changes in net assets and the financial highlights for the year then ended for the Nuveen Senior Income Fund. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets of the Nuveen Senior Income Fund for the year ended July 31, 2003 and the financial highlights of the Nuveen Senior Income Fund for each of the three years in the period ended July 31, 2003 and for the period from October 29, 1999 (commencement of operations) to July 31, 2000, were audited by other auditors whose report dated September 18, 2003, expressed an unqualified opinion on that statement of changes in net asset and those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2004, by correspondence with the custodian, selling or agent banks and brokers or by other appropriate auditing procedures where replies from selling or agent banks or brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2004 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Senior Income Fund, Nuveen Floating Rate Income Fund and Nuveen Floating Rate Income Opportunity Fund at July 31, 2004, the results of their operations, their cash flows, the changes in their net assets and the financial highlights for the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

September 15, 2004

                            Nuveen Senior Income Fund (NSL)
                            Portfolio of
                                    INVESTMENTS July 31, 2004
                                                                                      RATINGS*
                                                                              -----------------------
    PRINCIPAL                                                                                                 STATED         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                MOODY'S             S&P       MATURITY**        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VARIABLE RATE SENIOR LOAN INTERESTS(2) - 139.6% (85.8% OF TOTAL ASSETS)

                AEROSPACE & DEFENSE - 3.5% (2.2% OF TOTAL ASSETS)

$       1,510   DeCrane Aircraft Holdings, Inc., Term Loan D                       B3              B-       12/17/06     $1,502,453
        4,024   United Defense Industries Inc., Term Loan B                       Ba2              BB       08/13/09      4,062,639
          224   Vought Aircraft Industries, Inc., Term Loan B                     Ba3              B+       06/30/07        226,620
          156   Vought Aircraft Industries, Inc., Term Loan C                     Ba3              B+       06/30/08        158,232
        2,933   Vought Aircraft Industries, Inc., Term Loan X                     Ba3              B+       12/31/06      2,958,884
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,908,828
------------------------------------------------------------------------------------------------------------------------------------

                AUTO COMPONENTS - 13.6% (8.4% OF TOTAL ASSETS)

        4,224   Federal-Mogul Corporation, Term Loan A (b)(f)                      NR              NR       02/24/04      3,938,017
        5,551   Federal-Mogul Corporation, Term Loan B (b)                         NR              NR       02/24/05      5,179,520
        2,000   Mark IV Industries, Inc. , Term Loan B                             B1             BB-       06/23/11      2,033,125
        2,494   Meridian Automotive Systems, First Lien Term Loan                  B2              B+       08/28/10      2,490,633
        8,286   Metaldyne Company LLC , Term Loan D                                B2             BB-       12/31/09      8,301,228
        3,046   MetalForming Technologies, Inc., Term Loan A                       NR              NR       09/30/07      2,893,481
        1,104   MetalForming Technologies, Inc., Term Loan B (PIK)                 NR              NR       09/30/07        662,197
        2,474   Plastech Engineered Products, Inc., First Lien Term Loan          Ba3             BB-       03/31/10      2,512,796
        3,431   Tenneco Automotive Inc., Term Loan B                               B1              B+       12/12/10      3,498,942
        1,552   Tenneco Automotive Inc., Term Loan B-1                             B1              B+       12/12/10      1,583,728
          857   United Components, Inc., Term Loan C                               B1             BB-       06/30/10        868,981
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         33,962,648
------------------------------------------------------------------------------------------------------------------------------------

                BEVERAGES - 2.7% (1.7% OF TOTAL ASSETS)

        6,677   Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B              B1              NR       12/19/10      6,756,625
------------------------------------------------------------------------------------------------------------------------------------

                CHEMICALS - 4.9% (3.0% OF TOTAL ASSETS)

        1,763   Buckeye Technologies, Inc., Term Loan B                            B1             BB-       03/15/08      1,787,947
          736   CP Kelco U.S., Inc., Term Loan B                                   B3               B       03/31/08        740,912
          240   CP Kelco U.S., Inc., Term Loan C                                   B3               B       09/30/08        241,110
        2,000   Rockwood Specialties Group, Inc., Term Loan (e)                    B1              B+       07/30/12      2,018,036
        1,980   Rockwood Specialties Group, Inc., Term Loan C                      B1              B+       12/08/10      1,988,663
        3,387   Shemin Holdings Corporation, Term Loan B                           NR              NR       01/28/07      3,150,287
          798   The Scotts Company, Term Loan                                     Ba1              BB       09/30/10        804,199
        1,500   Wellman, Inc., First Lien Term Loan                                B1              B+       02/10/09      1,526,875
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,258,029
------------------------------------------------------------------------------------------------------------------------------------

                COMMERCIAL SERVICES & SUPPLIES - 3.4% (2.1% OF TOTAL ASSETS)

        6,489   Allied Waste North America, Inc., Term Loan B                     Ba2              BB       01/15/10      6,584,753
        1,945   Williams Scotsman, Inc., Term Loan                                 B1              B+       12/31/06      1,973,138
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,557,891
------------------------------------------------------------------------------------------------------------------------------------

                COMMUNICATIONS EQUIPMENT - 1.0% (0.6% OF TOTAL ASSETS)

        2,488   Nextel Finance Company, Term Loan E                               Ba1             BBB       12/15/10      2,507,374
------------------------------------------------------------------------------------------------------------------------------------


                                       11


                            Nuveen Senior Income Fund (NSL) (continued)
                                    Portfolio of INVESTMENTS July 31, 2004

                                                                                      RATINGS*
                                                                              -----------------------
    PRINCIPAL                                                                                                 STATED         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                MOODY'S             S&P       MATURITY**        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSTRUCTION & ENGINEERING - 1.2% (0.7% OF TOTAL ASSETS)

$       1,955   Anthony Crane Rental, L.P., Revolver (b)                           NR              NR       07/22/04     $1,502,398
        1,982   Anthony Crane Rental, L.P., Term Loan (b)                          NR              NR       07/23/04      1,525,951
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,028,349
------------------------------------------------------------------------------------------------------------------------------------

                CONTAINERS & PACKAGING - 8.3% (5.1% OF TOTAL ASSETS)

        3,196   Crown Cork & Seal Americas, Inc., Term Loan B-1                   Ba3              NR       02/26/08      3,247,233
        6,951   Graham Packaging Company, L.P., Term Loan B (Tranche 1)            B2               B       02/14/10      7,004,455
        2,000   Owens-Illinois Group, Inc., Term Loan C                            NR              NR       04/01/08      2,005,417
        5,285   Stone Container Corporation, Term Loan B                           NR              NR       06/30/09      5,331,113
          251   Stone Container Corporation, Term Loan C                           NR              NR       06/30/09        254,280
        2,993   United States Can Company, Term Loan B                             B2               B       01/15/10      3,028,036
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         20,870,534
------------------------------------------------------------------------------------------------------------------------------------

                DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3% (1.4% OF TOTAL ASSETS)

        5,731   RCN Corporation, Term Loan B                                       NR              NR       06/03/07      5,706,004
        5,000   WCI Capital Corp., Term Loan B (a)(b)                              NR              NR       09/30/07         12,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,718,504
------------------------------------------------------------------------------------------------------------------------------------

                ELECTRIC UTILITIES - 3.5% (2.2% OF TOTAL ASSETS)

        3,471   KOSA B.V., Term Loan B-1                                          Ba3              NR       04/29/11      3,524,816
        1,529   KOSA B.V., Term Loan B-2                                          Ba3              NR       04/29/11      1,553,309
        3,000   Mirant Corporation, Term Loan (b)                                  NR              NR       07/15/03      1,706,250
        1,730   Sensus Metering Systems Inc., Term Loan B-1                        B2              B+       12/17/10      1,751,705
          260   Sensus Metering Systems Inc., Term Loan B-2                        B2              B+       12/17/10        262,756
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,798,836
------------------------------------------------------------------------------------------------------------------------------------

                FOOD PRODUCTS - 4.8% (3.0% OF TOTAL ASSETS)

        1,868   Birds Eye Foods, Inc., Term Loan B                                 B1              B+       08/20/08      1,893,424
        1,875   Constellation Brands, Inc., Term Loan B                           Ba1              BB       11/30/08      1,904,129
        1,851   Dean Foods Company, Term Loan B                                   Ba1            BBB-       07/15/08      1,852,493
        3,424   Del Monte Corporation, Term Loan B                                Ba3             BB-       12/20/10      3,477,852
        2,000   Dole Holding Company, LLC, Second Lien Term Loan                   B3               B       07/22/10      1,996,875
          995   Michael Foods, Inc., Term Loan B                                   B1              B+       11/20/10      1,011,480
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,136,253
------------------------------------------------------------------------------------------------------------------------------------

                HEALTHCARE EQUIPMENT & SUPPLIES - 4.3% (2.6% OF TOTAL ASSETS)

        2,000   Advanced Medical Optics, Inc., Term Loan B                         B1             BB-       06/25/09      2,031,875
        3,313   Kinetic Concepts, Inc., Term Loan B-1                              B1             BB-       08/11/10      3,360,963
        3,390   Mariner Health Care, Inc., Term Loan                              Ba3             BB-       01/02/10      3,413,226
        1,985   Quintiles Transnational Corp., Term Loan B                         B1             BB-       06/26/08      2,019,738
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,825,802
------------------------------------------------------------------------------------------------------------------------------------

                HEALTHCARE PROVIDERS & SERVICES - 4.7% (2.9% OF TOTAL ASSETS)

          993   Community Health Systems, Inc., Incremental Term Loan              NR              NR       01/16/11      1,006,147
        4,421   Community Health Systems, Inc., Term Loan B                        NR              NR       07/16/09      4,432,995
        1,663   Fisher Scientific International Inc., Term Loan C                 Ba3             BBB       03/31/10      1,672,068
        2,000   IASIS Healthcare LLC, Term Loan                                    B1              B+       06/22/11      2,033,125
        2,625   Triad Hospitals, Inc., Term Loan B                                Ba2              BB       09/30/08      2,673,619
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,817,954
------------------------------------------------------------------------------------------------------------------------------------

                HOTELS, RESTAURANTS & LEISURE - 18.5% (11.3% OF TOTAL ASSETS)

        6,965   24 Hour Fitness Worldwide, Inc., Term Loan B                       B1               B       07/01/09      7,052,063
        1,248   Aladdin Gaming, LLC, Term Loan B                                   NR              NR       08/26/06      1,254,027
        6,752   Aladdin Gaming, LLC, Term Loan C                                   NR              NR       02/26/08      6,785,973
        5,000   Alliance Gaming Corporation, Term Loan B                          Ba3             BB-       09/05/09      5,065,625


                                       12

                                                                                      RATINGS*
                                                                              -----------------------
    PRINCIPAL                                                                                                 STATED         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                MOODY'S             S&P       MATURITY**        VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOTELS, RESTAURANTS & LEISURE (continued)

$       2,175   Ameristar Casinos, Inc., Term Loan B-1                            Ba1             BB-       12/20/06     $2,203,882
        2,357   Argosy Gaming Company, Term Loan B                                Ba2              BB       07/31/06      2,384,727
        1,617   Isle of Capri Casinos, Inc., Term Loan                            Ba2             BB-       04/26/08      1,637,122
        5,973   Jack in the Box Inc., Term Loan B (f)                             Ba2              BB       01/09/10      6,058,354
        2,000   Metro-Goldwyn-Mayer Studios, Inc., Term Loan B                     NR              NR       04/26/11      2,012,000
        3,782   Penn National Gaming, Inc., Term Loan D                           Ba3             BB-       09/01/07      3,845,715
        1,154   Wyndham International, Inc., Term Loan I                           NR              NR       06/30/06      1,146,237
        6,823   Wyndham International, Inc., Term Loan II                          NR              NR       04/01/06      6,805,316
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         46,251,041
------------------------------------------------------------------------------------------------------------------------------------

                HOUSEHOLD DURABLES - 4.1% (2.6% OF TOTAL ASSETS)

        1,984   Home Interiors & Gifts, Inc., Term Loan                            B2               B       03/31/11      1,919,264
        3,449   Jostens, Inc., Term Loan B                                        Ba3              B+       07/29/10      3,500,239
        4,866   Sealy Mattress Company, Term Loan                                  B2              B+       04/06/12      4,946,160
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,365,663
------------------------------------------------------------------------------------------------------------------------------------

                HOUSEHOLD PRODUCTS - 1.8% (1.1% OF TOTAL ASSETS)

        5,489   Western Industries Holding Inc., Term Loan B                       NR              NR       06/23/06      4,637,844
------------------------------------------------------------------------------------------------------------------------------------

                INSURANCE - 5.8% (3.6% OF TOTAL ASSETS)

       10,000   Conseco, Inc., Term Loan                                           B3             BB-       06/22/10     10,153,125
        4,625   GAB Robbins North America, Inc., Term Loan B                       NR              NR       12/01/05      4,393,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         14,546,875
------------------------------------------------------------------------------------------------------------------------------------

                MACHINERY - 2.5% (1.5% OF TOTAL ASSETS)

        1,909   EaglePicher Incorporated, Term Loan B                              B2              B+       08/07/09      1,926,983
        2,261   Rexnord Corporation, Replacement Term Loan                         B1              B+       11/25/09      2,290,543
        2,003   Terex Corporation, Incremental Term Loan C                         B1             BB-       12/31/09      2,034,113
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,251,639
------------------------------------------------------------------------------------------------------------------------------------

                MARINE - 0.9% (0.6% OF TOTAL ASSETS)

        2,402   American Commercial Lines, Term Loan C (e)                         NR              NR       06/30/07      2,334,467
------------------------------------------------------------------------------------------------------------------------------------

                MEDIA - 28.8% (17.4% OF TOTAL ASSETS)

        6,438   American Media Operations, Inc., Term Loan C                      Ba3              B+       04/01/07      6,544,550
        1,979   CanWest Media Inc., Term Loan E                                   Ba3              B+       06/18/09      2,007,942
        4,000   Century Cable Holdings, LLC, Discretionary Term Loan (b)           NR              NR       12/31/09      3,860,000
        1,640   Century Cable Holdings, LLC, Revolver (b)                          NR              NR       10/25/10      1,566,200
        2,000   Century Cable Holdings, LLC, Revolver (b)                          NR              NR       10/25/10      1,910,000
       10,000   Charter Communications Operating, LLC, Term Loan B                 B2               B       04/07/11      9,876,875
        2,730   Dex Media East, LLC, Term Loan B                                   B1             BB-       11/10/08      2,775,925
        5,347   Dex Media West, LLC, Term Loan B                                   B1             BB-       03/09/10      5,453,609
        2,000   Emmis Operating Company, Term Loan                                Ba2              B+       11/10/11      2,024,219
        2,000   Freedom Communications, Inc., Term Loan B                         Ba3              BB       05/18/12      2,032,813
        1,995   Gray Television, Inc., Term Loan C                                Ba2              B+       12/31/10      2,016,197
        4,478   MediaNews Group, Inc., Term Loan B                                 NR              NR       12/30/10      4,540,931
        2,500   PRIMEDIA Inc., Floating Rate Note, 5.375% plus                     B3               B       05/15/10      2,553,125
                   three-month LIBOR, 144A
        2,377   PRIMEDIA Inc., Term Loan B                                         NR               B       06/30/09      2,286,967
        2,000   PRIMEDIA Inc., Term Loan C                                         NR               B       12/31/09      1,982,500
        4,434   R.H. Donnelley Inc., Term Loan B-2                                Ba3              NR       06/30/10      4,491,167
        3,474   Rainbow Media Holdings LLC, Term Loan C                           Ba2             BB+       03/31/09      3,488,568


                                       13


                            Nuveen Senior Income Fund (NSL) (continued)
                                    Portfolio of INVESTMENTS July 31, 2004
                                                                                      RATINGS*
                                                                              -----------------------
    PRINCIPAL                                                                                                 STATED         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                MOODY'S             S&P       MATURITY**        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MEDIA (continued)

$       7,738   Regal Cinemas Corporation, Term Loan B                            Ba3             BB-       11/10/10     $7,839,131
        1,796   Sun Media Corporation, Term Loan B                                Ba2              BB       02/07/09      1,815,170
        2,993   WMG Acquisition Corp., Term Loan                                   B1              NR       02/27/11      3,039,526
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         72,105,415
------------------------------------------------------------------------------------------------------------------------------------

                METALS & MINING - 3.0% (1.9% OF TOTAL ASSETS)

        5,441   Amsted Industries Incorporated, Term Loan B                        B1             BB-       10/15/10      5,570,489
        1,975   Peabody Energy Corporation, Term Loan B                           Ba1             BB+       03/19/10      1,999,070
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,569,559
------------------------------------------------------------------------------------------------------------------------------------

                OIL & GAS - 2.4% (1.5% OF TOTAL ASSETS)

        2,000   Pride Offshore, Inc., Term Loan                                   Ba1             BB+       07/07/11      2,027,500
        3,952   Tesoro Petroleum Corporation, Term Loan B                         Ba2            BBB-       04/15/08      4,078,460
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,105,960
------------------------------------------------------------------------------------------------------------------------------------

                PERSONAL PRODUCTS - 6.3% (3.9% OF TOTAL ASSETS)

        2,444   Lamar Media Corp., Term Loan C                                    Ba2             BB-       06/30/10      2,473,167
        6,663   Norwood Promotional Products, Inc., Term Loan A                    NR              NR       02/01/05      6,429,905
        6,025   Norwood Promotional Products, Inc., Term Loan B                    NR              NR       02/01/05      1,973,304
        1,459   Norwood Promotional Products, Inc., Term Loan C                    NR              NR       02/01/05         36,469
        1,995   Prestige Brands, Inc., Term Loan B                                 B1               B       04/06/11      2,028,666
        2,963   Sola International Inc., Term Loan B                              Ba3             BB-       12/11/09      3,010,641
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         15,952,152
------------------------------------------------------------------------------------------------------------------------------------

                ROAD & RAIL - 4.6% (2.8% OF TOTAL ASSETS)

        7,600   Laidlaw Inc., Term Loan B-1                                       Ba3             BB+       06/19/09      7,747,250
        1,912   National Equipment Services, Inc., Term Loan A                     NR              NR       02/17/10      1,892,747
        1,939   National Equipment Services, Inc., Termed-Out Revolver             NR              NR       02/17/10      1,896,061
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,536,058
------------------------------------------------------------------------------------------------------------------------------------

                SPECIALTY RETAIL - 0.8% (0.5% OF TOTAL ASSETS)

        1,442   Micro Warehouse, Inc., Term Loan B (b)                             NR              NR       01/30/07         28,835
        1,995   Rite Aid Corporation, Term Loan                                   Ba3              BB       04/30/08      2,040,386
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,069,221
------------------------------------------------------------------------------------------------------------------------------------

                WIRELESS TELECOMMUNICATION SERVICES - 1.9% (1.2% OF TOTAL ASSETS)

          344   Airgate PCS, Inc., Tranche I Loan                                  B2            CCC+       06/06/07        343,436
        4,474   Airgate PCS, Inc., Tranche II Loan                                 B2            CCC+       09/30/08      4,470,200
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,813,636
------------------------------------------------------------------------------------------------------------------------------------
                Total Variable Rate Senior Loan Interests (cost $355,987,100)                                           350,687,157
                --------------------------------------------------------------------------------------------------------------------


                                       14

                                                                                      RATINGS*
                                                                              -----------------------
    PRINCIPAL                                                                                                 STATED         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                MOODY'S             S&P       MATURITY**        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE AND MUNICIPAL BONDS - 16.4% (10.1% OF TOTAL ASSETS)

                BUILDING PRODUCTS- 1.3% (0.8% OF TOTAL ASSETS)

$      3,000    D.R. Horton, Inc., 10.500%                                        Ba1             BB+       04/01/05     $3,157,500
------------------------------------------------------------------------------------------------------------------------------------

                COMMUNICATIONS EQUIPMENT - 0.3% (0.2% OF TOTAL ASSETS),

         705    Nextel Communications Inc., 9.375%                                Ba3              BB       11/15/09        756,113
------------------------------------------------------------------------------------------------------------------------------------

                HOTELS, RESTAURANTS & LEISURE - 4.9% (3.1% OF TOTAL ASSETS)

       1,900    Mandalay Resort Group, 6.450%                                     Ba2             BB+       02/01/06      1,971,250
       7,148    MGM Grand, 6.95%                                                  Ba1             BB+       02/01/05      7,326,700
       1,500    MGM Grand, 7.250%                                                 Ba1             BB+       10/15/06      1,582,500
       1,443    Park Place Entertainment, 7.875%                                  Ba2             BB-       12/15/05      1,525,973
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,406,423
------------------------------------------------------------------------------------------------------------------------------------

                MEDIA - 3.3% (2.0% OF TOTAL ASSETS)

       1,930    AMC Entertainment, 9.875%                                        Caa1            CCC+       02/01/12      1,987,900
       6,000    Echostar DBS Corporation, 10.375%                                 Ba3             BB-       10/01/07      6,390,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,377,900
------------------------------------------------------------------------------------------------------------------------------------

                PAPER & FOREST PRODUCTS - 3.9% (2.4% OF TOTAL ASSETS)

         656    California Pollution Control Finance Authority, CanFibre           NR              NR       07/01/19         96,789
                   of Riverside Project (a)(b)(c)

       1,215    California Pollution Control Finance Authority, CanFibre           NR              NR       07/01/14        179,240
                    of Riverside Project (a)(b)(c)

       9,500    Fort James Corporation, 6.625%                                    Ba2             BB+       09/15/04      9,571,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,847,279
------------------------------------------------------------------------------------------------------------------------------------


                REAL ESTATE - 2.0% (1.2% OF TOTAL ASSETS)

       2,000    Kaufman & Broad Home Corporation, 7.750%                          Ba1             BB+       10/15/04      2,025,000
       3,000    Standard Pacific Corporation, 6.500%                              Ba2              BB       10/01/08      3,037,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,062,500
------------------------------------------------------------------------------------------------------------------------------------

                WIRELESS TELECOMMUNICATION SERVICES - 0.7% (0.4% OF TOTAL ASSETS)

       1,750    Panamsat Corp, 6.125%                                              B1              BB       01/15/05      1,785,000
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate and Municipal Bonds (cost $41,104,361)                                                   41,392,715
                --------------------------------------------------------------------------------------------------------------------


                                       15


                            Nuveen Senior Income Fund (NSL) (continued)
                                    Portfolio of INVESTMENTS July 31, 2004
                                                                                                                             MARKET
 SHARES (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EQUITIES - 1.5% (0.9% OF TOTAL ASSETS)

                CHEMICALS - 0.2% (0.1% OF TOTAL ASSETS)

            9   GenTek Inc. (a)                                                                                           $ 383,856
------------------------------------------------------------------------------------------------------------------------------------

                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1% (0.1% OF TOTAL ASSETS)

            7   Arch Wireless Holding Inc. (a)                                                                              207,744
------------------------------------------------------------------------------------------------------------------------------------

                REAL ESTATE - 1.2% (0.7% OF TOTAL ASSETS)

           78   Washington Group International, Inc. (a)                                                                  2,621,699
            9   Washington Group International, Inc.,Warrants, Series A (a)                                                  68,484
           11   Washington Group International, Inc.,Warrants, Series B (a)                                                  61,537
            6   Washington Group International, Inc.,Warrants, Series C (a)                                                  27,415
           --   Washington Group International, Inc., Residual Unsecured Claim (a)(d)                                       235,299
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,014,434
------------------------------------------------------------------------------------------------------------------------------------
                Total Equities (cost $3,424,453)                                                                          3,606,034
                --------------------------------------------------------------------------------------------------------------------
    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS - 4.2% (2.6% OF TOTAL ASSETS)

                State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $10,631,193,                     10,630,086
$      10,630    collateralized by $7,925,000 U.S. Treasury Bonds, 8.125%, due 8/15/21, value $10,847,344
=============   --------------------------------------------------------------------------------------------------------------------
                Total Repurchase Agreements (cost $10,630,086)                                                           10,630,086
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $411,146,000) - 161.7% (99.4% of total assets)                                  406,315,992
                --------------------------------------------------------------------------------------------------------------------
                Borrowings Payable - (41.0%)+                                                                          (103,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (2.4%)                                                                  (6,037,577)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (18.3%)                                                       (46,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $251,278,415
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally
                         (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, or (iii) the certificate of deposit rate.

                         Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

                    NR   Not rated.

                    * Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

                    ** Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

                    (a) At or subsequent to July 31, 2004, this issue was non-income producing.

                    (b) At or subsequent to July 31, 2004, this issue was under the protection of the federal bankruptcy court.

                    (c) On January 1, 2002, CFRHoldings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly.

                    (d) Anticipates future distributions from equities and warrants.

                    (e)  Purchased on a when-issued or delayed delivery basis.

                    (f) Portion purchased on a when-issued or delayed delivery basis.

                  (PIK) In lieu of cash payment, interest accrued on "Payment in Kind" security increases principal outstanding.

                    + Borrowings payable as a percentage of total assets is (25.2%).


                                 See accompanying notes to financial statements.

                            Nuveen Floating Rate Income Fund (JFR)
                            Portfolio of
                                    INVESTMENTS July 31, 2004
                                                                                      RATINGS*
                                                                              -----------------------
    PRINCIPAL                                                                                                 STATED         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                MOODY'S             S&P       MATURITY**        VALUE
------------------------------------------------------------------------------------------------------------------------------------

                VARIABLE RATE SENIOR LOAN INTERESTS(2) - 116.4%  (61.3% OF TOTAL ASSETS)

                AEROSPACE & DEFENSE - 0.2% (0.1% OF TOTAL ASSETS)

$       1,581   Vought Aircraft Industries, Inc., Term Loan B                     Ba3              B+       06/30/07    $ 1,599,803
------------------------------------------------------------------------------------------------------------------------------------

                AUTO COMPONENTS - 8.2% (4.3% OF TOTAL ASSETS)

       17,662   Federal-Mogul Corporation, Term Loan A (a)(c)                      NR              NR       02/24/04     16,464,296
        2,000   Federal-Mogul Corporation, Term Loan B (a)(b)                      NR              NR       02/24/05      1,866,250
        8,000   J.L. French Automotive Castings, Inc., Term Loan B (c)             B3              NR       10/21/06      8,041,000
        5,300   Mark IV Industries, Inc., Term Loan B                              B1             BB-       06/23/11      5,387,781
        7,481   Meridian Automotive Systems, First Lien Term Loan                  B2              B+       08/28/10      7,471,898
        4,994   Metaldyne Company LLC, Term Loan D                                 B2             BB-       12/31/09      5,003,090
        5,000   PP Holding Corporation, Term Loan                                  B1              B+       11/12/11      5,090,625
        5,000   RJ Tower Corporation, Term Loan B                                  B1              B+       05/24/09      5,016,668
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         54,341,608
------------------------------------------------------------------------------------------------------------------------------------

                BEVERAGES - 1.5% (0.8% OF TOTAL ASSETS)

       10,000   Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B (b)          B1              NR       12/19/10     10,118,755
------------------------------------------------------------------------------------------------------------------------------------

                CHEMICALS - 7.1% (3.7% OF TOTAL ASSETS)

       12,970   Hercules Incorporated, Term Loan                                  Ba1              BB       10/08/10     13,067,275
       12,500   Huntsman International LLC, Term Loan (b)                          B1               B       12/31/10     12,704,688
        8,000   Lyondell-Citgo Refining LP, Term Loan                              NR              NR       05/21/07      8,160,000
       13,000   Rockwood Specialties Group, Inc., Term Loan (b)                    B1              B+       07/30/12     13,117,234
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          47,049,197
------------------------------------------------------------------------------------------------------------------------------------

                COMMERCIAL SERVICES - 3.6% (1.9% OF TOTAL ASSETS)

       10,000   Allied Waste North America, Inc., Term Loan B                     Ba2              BB       01/15/10     10,147,115
        7,000   Allied Waste North America, Inc., Term Loan C (c)                 Ba2              BB       01/15/10      7,106,876
        2,000   Allied Waste North America, Inc., Term Loan D                     Ba2              BB       01/15/10      2,030,000
        4,471   Williams Scotsman, Inc., Term Loan                                 B1              B+       12/31/06      4,535,494
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         23,819,485
------------------------------------------------------------------------------------------------------------------------------------

                COMMUNICATIONS EQUIPMENT - 3.1% (1.6% OF TOTAL ASSETS)

       20,429   Nextel Finance Company, Term Loan E                               Ba1             BBB       12/15/10     20,591,887
------------------------------------------------------------------------------------------------------------------------------------

                CONSTRUCTION & ENGINEERING - 1.1% (0.6% OF TOTAL ASSETS)

        4,864   Anthony Crane Rental, L.P., Revolver (a)                           NR              NR       07/22/04      3,737,986
        4,479   Anthony Crane Rental, L.P., Term Loan (a)(c)                       NR              NR       07/23/04      3,448,507
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,186,493
------------------------------------------------------------------------------------------------------------------------------------

                CONTAINERS & PACKAGING - 9.4% (5.0% OF TOTAL ASSETS)

        6,700   BWAY Corporation, Term Loan (c)                                    B1              B+       01/30/11      6,815,156
       15,324   Graham Packaging Company, L.P., Term Loan B (Tranche 1)            B2               B       02/14/10     15,442,148
       15,000   Owens-Illinois Group, Inc., Term Loan B (c)                        NR              NR       04/01/08     15,231,248
       13,091   Owens-Illinois Group, Inc., Term Loan D                            NR              NR       04/01/08     13,123,636
          917   Stone Container Corporation, Term Loan C                           NR              NR       06/30/09        927,730
        6,979   Stone Container Corporation, Term Loan B                           NR              NR       06/30/09      7,039,893
        3,990   United States Can Company, Term Loan B                             B2               B       01/15/10      4,037,381
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         62,617,192
------------------------------------------------------------------------------------------------------------------------------------


                                       17


                            Nuveen Floating Rate Income Fund (JFR) (continued)
                                    Portfolio of INVESTMENTS July 31, 2004
                                                                                      RATINGS*
                                                                              -----------------------
    PRINCIPAL                                                                                                 STATED         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                MOODY'S             S&P       MATURITY**        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ELECTRIC UTILITIES - 10.3% (5.4% OF TOTAL ASSETS)

$       6,983   Allegheny Energy Supply Company, LLC, Term Loan B                  B1               B       03/08/11    $ 7,097,711
        5,985   Allegheny Energy Supply Company, LLC, Term Loan C                  B1               B       03/08/11      6,102,830
       10,000   Calpine Construction Finance Company, L.P., Term Loan B            B1              B+       08/31/09     10,675,000
       15,000   Mission Energy Holdings International, Inc., Term Loan (c)       Caa2              NR       12/11/06     15,075,000
        7,276   Orion Power New York, L.P., Term Loan                              NR              NR       10/28/05      7,294,398
        9,114   Orion Power Midwest, L.P., Term Loan                               NR              NR       10/28/05      9,119,202
       12,843   Reliant Resources, Inc., Term Loan B (c)                           NR              NR       03/31/07     12,841,185
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         68,205,326
------------------------------------------------------------------------------------------------------------------------------------

                ENERGY EQUIPMENT & SERVICES - 2.3% (1.2% OF TOTAL ASSETS)

       15,000   Pride Offshore, Inc., Term Loan  (c)                              Ba1             BB+       07/07/11     15,206,250
------------------------------------------------------------------------------------------------------------------------------------

                FOOD & STAPLES RETAILING - 3.8% (2.0% OF TOTAL ASSETS)

       25,000   The Jean Coutu Group Inc., Term Loan B (b)                         B1              BB       07/30/11     25,287,963
------------------------------------------------------------------------------------------------------------------------------------

                FOOD PRODUCTS - 0.8% (0.4% OF TOTAL ASSETS)

        5,000   Dole Holding Company, Second Lien Term Loan                        B3               B       07/22/10      4,992,188
------------------------------------------------------------------------------------------------------------------------------------

                HEALTHCARE EQUIPMENT & SUPPLIES - 3.7% (2.0% OF TOTAL ASSETS)

       14,500   Advanced Medical Optics, Inc., Term Loan B                         B1             BB-       06/25/09     14,731,094
        9,760   Kinetic Concepts, Inc., Term Loan B-1 (c)                          B1             BB-       08/11/10      9,900,021
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         24,631,115
------------------------------------------------------------------------------------------------------------------------------------

                HEALTHCARE PROVIDERS & SERVICES - 4.7% (2.5% OF TOTAL ASSETS)

        4,975   Beverly Enterprises, Inc., Term Loan B                            Ba3              BB       10/22/08      5,049,593
       25,555   IASIS Healthcare LLC, Term Loan                                    B1              B+       06/22/11     25,978,420
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         31,028,013
------------------------------------------------------------------------------------------------------------------------------------

                HOTELS, RESTAURANTS & LEISURE - 12.6% (6.6% OF TOTAL ASSETS)

        8,097   24 Hour Fitness Worldwide, Inc., Term Loan B                       B1               B       07/01/09      8,198,370
        2,500   Aladdin Gaming, LLC, Term Loan A                                   NR              NR       02/25/05      2,512,500
       12,000   Aladdin Gaming, LLC, Term Loan C (b)                               NR              NR       02/26/08     12,060,000
        2,700   Alliance Gaming Corporation, Term Loan B                          Ba3             BB-       09/05/09      2,735,438
        3,801   Ameristar Casinos, Inc., Term Loan B-1                            Ba1             BB-       12/20/06      3,852,498
        6,000   Boyd Gaming Corporation, Term Loan B                              Ba2              BB       06/30/11      6,079,689
        1,800   Domino's, Inc., Term Loan (b)                                     Ba3              B+       06/25/10      1,831,219
        3,000   Jack in the Box Inc., Term Loan B (b)                             Ba2              BB       01/09/10      3,043,125
       22,000   Metro-Goldwyn-Mayer Studios, Inc., Term Loan B                     NR              NR       04/26/11     22,132,000
        8,472   Wyndham International, Inc., Term Loan I (c)                       NR              NR       06/30/06      8,417,209
       12,937   Wyndham International, Inc., Term Loan II                          NR              NR       04/01/06     12,903,024
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         83,765,072
------------------------------------------------------------------------------------------------------------------------------------

                HOUSEHOLD DURABLES - 2.8% (1.5% OF TOTAL ASSETS)

       18,058   Sealy Mattress Company, Term Loan (c)                              B2              B+       04/06/12     18,355,244
------------------------------------------------------------------------------------------------------------------------------------

                HOUSEHOLD PRODUCTS - 1.4% (0.7% OF TOTAL ASSETS)

        8,960   Prestige Brands, Inc., Term Loan B                                 B1               B       04/06/11      9,111,200
------------------------------------------------------------------------------------------------------------------------------------

                INSURANCE - 4.3% (2.3% OF TOTAL ASSETS)

       28,000   Conseco, Inc., Term Loan (c)                                       B3             BB-       06/22/10     28,428,750
------------------------------------------------------------------------------------------------------------------------------------

                MACHINERY - 1.4% (0.7% OF TOTAL ASSETS)

        4,742   Mueller Group, Inc., Term Loan                                     B2              B+       04/25/11      4,791,340
        2,451   Terex Corporation, Term Loan B                                     B1             BB-       07/03/09      2,484,527
        1,988   Terex Corporation, Incremental Term Loan C                         B1             BB-       12/31/09      2,018,857
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,294,724
------------------------------------------------------------------------------------------------------------------------------------


                                       18

                                                                                      RATINGS*
                                                                              -----------------------
    PRINCIPAL                                                                                                 STATED         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                MOODY'S             S&P       MATURITY**        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MARINE - 2.2% (1.2% OF TOTAL ASSETS)

$       8,750   American Commercial Lines, Term Loan B (b)                         NR              NR       06/30/06     $8,505,000
        1,250   American Commercial Lines, Term Loan C (b)                         NR              NR       06/30/07      1,215,000
        5,000   Horizon Lines, LLC, Term Loan                                      B2              B+       07/11/11      5,092,188
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         14,812,188
------------------------------------------------------------------------------------------------------------------------------------

                MEDIA - 25.3% (13.4% OF TOTAL ASSETS)

        1,995   American Media Operations, Inc., Term Loan C                      Ba3              B+       04/01/07      2,027,886
       17,000   Century Cable Holdings, LLC, Discretionary Term Loan (a)(c)        NR              NR       12/31/09     16,405,000
        7,000   Century Cable Holdings, LLC, Revolver (a)(c)                       NR              NR       10/25/10      6,685,000
        2,000   Century Cable Holdings, LLC, Term Loan B (a)                       NR              NR       06/30/09      1,938,541
        5,000   Charter Communications Operating, LLC, Term Loan A                 B2               B       04/27/10      4,881,598
       22,000   Charter Communications Operating, LLC, Term Loan B                 B2               B       04/07/11     21,729,125
        4,929   Dex Media East, LLC, Term Loan B                                  Ba2             BB-       11/10/08      5,012,236
        1,930   Dex Media East, LLC, Term Loan A                                  Ba2             BB-       11/08/08      1,954,472
       10,797   Dex Media West, LLC, Term Loan B                                  Ba2             BB-       03/09/10     11,011,309
        6,382   Dex Media West, LLC, Term Loan A (c)                              Ba2             BB-       09/09/09      6,472,909
       19,000   Emmis Operating Company, Term Loan                                Ba2              B+       11/10/11     19,230,081
       22,000   Loews Cineplex Entertainment Corporation, Term Loan B (b)          B1               B       06/30/11     22,242,000
       26,791   Regal Cinemas Corporation, Term Loan B                            Ba3             BB-       11/10/10     27,142,993
       20,953   WMG Acquisition Corp., Term Loan                                   B1              NR       02/27/11     21,281,758
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        168,014,908
------------------------------------------------------------------------------------------------------------------------------------

                METALS & MINING - 3.1% (1.6% OF TOTAL ASSETS)

        1,995   Amsted Industries Incorporated, Term Loan B                        B1             BB-       10/15/10      2,042,343
       12,500   Foundation PA Coal Company, Term Loan (b)                         Ba3             BB-       07/30/11     12,643,750
        2,750   Ispat Sidbec Inc., Term Loan B                                     NR              B-       01/15/06      2,736,980
        3,208   Ispat Sidbec Inc., Term Loan C                                     NR              B-       01/15/06      3,193,722
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         20,616,795
------------------------------------------------------------------------------------------------------------------------------------

                ROAD & RAIL - 3.5% (1.8% OF TOTAL ASSETS)

       17,966   Laidlaw Inc., Term Loan B-1 (c)                                   Ba3             BB+       06/19/09     18,313,870
        4,899   National Equipment Services, Inc., Term Loan A                     NR              NR       02/17/10      4,850,060
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         23,163,930
------------------------------------------------------------------------------------------------------------------------------------
                Total Variable Rate Senior Loan Interests (cost $769,209,889)                                           772,238,086
                --------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 27.3% (14.3% OF TOTAL ASSETS)

                AUTO COMPONENTS - 1.3% (0.7% OF TOTAL ASSETS)

        8,000   Tenneco Automotive Inc., Series B, 11.625%                         B3              B-       10/15/09      8,620,000
------------------------------------------------------------------------------------------------------------------------------------

                COMMERCIAL SERVICES - 0.8% (0.4% OF TOTAL ASSETS)

        5,000   Allied Waste North America, Inc., Series B, 7.625%                Ba3             BB-       01/01/06      5,237,500
------------------------------------------------------------------------------------------------------------------------------------

                CONSTRUCTION & ENGINEERING - 0.8% (0.4% OF TOTAL ASSETS)

        5,000   Beazer Homes USA, 8.375%                                          Ba1              BB       04/15/12      5,375,000
------------------------------------------------------------------------------------------------------------------------------------

                CONSTRUCTION MATERIALS - 1.7% (0.9% OF TOTAL ASSETS)

        2,000   K. Hovnanian Enterprises, 10.500%                                 Ba2              BB       10/01/07      2,345,000
        8,000   K. Hovnanian Enterprises, 8.000%                                  Ba2              BB       04/01/12      8,640,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,985,000
------------------------------------------------------------------------------------------------------------------------------------

                CONTAINERS & PACKAGING - 0.2% (0.1% OF TOTAL ASSETS)

        1,000   Smurfit Capital Funding Corporation, 6.750% (b)                    B1             BB-       11/20/05      1,037,500
------------------------------------------------------------------------------------------------------------------------------------

                DIVERSIFIED TELECOMMUNICATION SERVICES - 3.0% (1.6% OF TOTAL ASSETS)

       20,025   US West Communications Inc., 7.200%                               Ba3             BB-       11/01/04     20,325,375
------------------------------------------------------------------------------------------------------------------------------------


                                       19


                            Nuveen Floating Rate Income Fund (JFR) (continued)
                                    Portfolio of INVESTMENTS July 31, 2004

                                                                                      RATINGS*
                                                                              -----------------------
    PRINCIPAL                                                                                                 STATED         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                MOODY'S             S&P       MATURITY**        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FOOD PRODUCTS - 2.9% (1.5% OF TOTAL ASSETS)

$       1,000   Dean Foods Company, 6.750% (b)                                    Ba2             BB-       06/15/05    $ 1,032,500
        5,000   Del Monte Corporation, Series B, 9.250%                            B2               B       05/15/11      5,475,000
       10,000   Dole Foods Co., 8.875%                                             B2              B+       03/15/11     10,625,000
        2,000   Dole Foods Co., 8.625%                                             B2              B+       05/01/09      2,110,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         19,242,500
------------------------------------------------------------------------------------------------------------------------------------

                HOTELS, RESTAURANTS & LEISURE - 6.8% (3.7% OF TOTAL ASSETS)

        9,505   Aztar Corporation, 9.000%                                         Ba3              B+       08/15/11     10,443,620
       11,330   Harrahs Entertainment, 7.875%                                     Ba1             BB+       12/15/05     11,995,638
        1,110   Intrawest Corp., 10.500%                                           B1              B+       02/01/10      1,204,350
        5,425   MGM Mirage Inc., 9.750%                                           Ba2             BB-       06/01/07      5,987,843
        2,000   MGM Grand, 7.250%                                                 Ba1             BB+       10/15/06      2,110,000
        2,000   Park Place Entertainment, 7.875%                                  Ba2             BB-       12/15/05      2,115,000
        9,000   Park Place Entertainment, 9.375%                                  Ba2             BB-       02/15/07      9,888,750
        2,000   Park Place Entertainment, 8.500%                                  Ba1             BB+       11/15/06      2,185,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         45,930,201
------------------------------------------------------------------------------------------------------------------------------------

                HOUSEHOLD DURABLES - 2.0% (1.0% OF TOTAL ASSETS)

        5,000   KB Home, 7.750%                                                   Ba2             BB-       02/01/10      5,250,000
        4,000   Schuler Homes Inc., 9.375%                                        Ba1             BB+       07/15/09      4,420,000
        3,000   Standard Pacific Corporation, 9.500%                              Ba2              BB       09/15/10      3,300,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,970,000
------------------------------------------------------------------------------------------------------------------------------------

                MACHINERY - 2.2% (1.1% OF TOTAL ASSETS)

       13,400   Navistar International, Series B, 9.375%                          Ba3             BB-       06/01/06     14,472,000
------------------------------------------------------------------------------------------------------------------------------------

                MEDIA - 2.7% (1.4% OF TOTAL ASSETS)

       17,000   Echostar DBS Corporation, 10.375%                                 Ba3             BB-       10/01/07     18,105,000
------------------------------------------------------------------------------------------------------------------------------------

                OIL & GAS - 1.3% (0.7% OF TOTAL ASSETS)

        8,000   Chesapeake Energy Corp., 8.375% (c)                               Ba3             BB-       11/01/08      8,780,000
------------------------------------------------------------------------------------------------------------------------------------

                PAPER & FOREST PRODUCTS - 1.6% (0.8% OF TOTAL ASSETS)

        5,000   Georgia Pacific, 8.125%                                           Ba3             BB+       05/15/11      5,637,500
        4,000   Georgia Pacific, 9.375%                                           Ba2             BB+       02/01/13      4,660,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,297,500
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $182,733,848)                                                               181,377,576
                --------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 43.8% (23.1% OF TOTAL ASSETS)

                U.S. TREASURY BILLS - 0.5% (0.2% OF TOTAL ASSETS)

        1,000   U.S. Treasury Bill, 1.540%                                        Aaa             AAA       10/28/04        997,214
        2,000   U.S. Treasury Bill, 1.520%                                        Aaa             AAA       11/04/04      1,993,377
------------------------------------------------------------------------------------------------------------------------------------


                                       20

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS - 43.3% (22.9% OF TOTAL ASSETS)

$     71,630    State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $71,637,744,                   $ 71,630,283
                 collateralized by $73,525,000 U.S. Treasury Bonds, 0.000%, due 12/16/04, value $73,065,469

      120,000   State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $120,012,500,                   120,000,000
                 collateralized by $123,025,000 U.S. Treasury Bonds, 0.000%, due 11/18/04, value $122,409,875

       48,000   State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $48,005,000,                     48,000,000
                 collateralized by $49,290,000 U.S. Treasury Notes, 0.000%, due 12/23/04, value $48,969,615

      48,000    State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $48,005,000,                     48,000,000
                 collateralized by $44,060,000 U.S. Treasury Notes, 6.125%, due 8/15/07, value $48,961,675
------------------------------------------------------------------------------------------------------------------------------------
$     287,630   Total Short-Term Investments (cost $290,620,874)                                                        290,620,874
=============   --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,242,564,611) - 187.5% (98.7% of total assets)                              1,244,236,536
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (27.2%)                                                                (180,627,168)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (60.3%)                                                       (400,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $663,609,368
                ====================================================================================================================

SELECT AGGREGATE MARKET INDEX ("SAMI")

The Fund held the following SAMI at July 31, 2004:
                                                                            NOTIONAL                     TERMINATION     UNREALIZED
COUNTERPARTY                                                                  AMOUNT       FIXED RATE           DATE   APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston                                               $32,200,000           2.300%        3/20/09         $6,801
====================================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally
                         (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, or (iii) the certificate of deposit rate.

                         Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

                    NR   Not rated.

                    * Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

                    ** Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

                    (a) At or subsequent to July 31, 2004, this issue was under the protection of the federal bankruptcy court.

                    (b)  Purchased on a when-issued or delayed delivery basis.

                    (c) Portion purchased on a when-issue or delayed delivery basis.

                                 See accompanying notes to financial statements.

                            Nuveen Floating Rate Income Opportunity Fund (JRO)
                            Portfolio of
                                    INVESTMENTS July 31, 2004
    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS - 100.2%

$         10    State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $10,276,                       $     10,275
                 collateralized by $10,000 U.S. Treasury Bonds, 6.250%, due 8/15/23, value $11,438

      48,000    State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $48,005,000,                     48,000,000
                 collateralized by $46,160,000 U.S. Treasury Notes, 4.875%, due 2/15/12, value $48,960,527

      48,000    State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $48,005,000,                     48,000,000
                 collateralized by $49,770,000 U.S. Treasury Notes, 3.250%, due 1/15/09, value $48,961,238

      24,000    State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $24,002,500,                     24,000,000
                 collateralized by $23,795,000 U.S. Treasury Notes, 6.000%, due 8/15/04, value $24,483,270

      24,000    State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $24,002,500,                     24,000,000
                 collateralized by $19,475,000 U.S. Treasury Bonds, 7.500%, due 11/15/16, value $24,484,126

      24,000    State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $24,002,500,                     24,000,000
                 collateralized by $24,330,000 U.S. Treasury Notes, 0.000%, due 9/30/04, value $24,482,063

      48,000    State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $48,005,000,                     48,000,000
                 collateralized by $48,360,000 U.S. Treasury Notes, 3.875%, due 5/15/09, value $48,964,500

      72,000    State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $72,007,500,                     72,000,000
                 collateralized by $73,260,000 U.S. Treasury Notes, 2.375%, due 8/15/06, value $73,443,150

      96,000    State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $96,010,000,                     96,000,000
                 collateralized by $95,540,000 U.S. Treasury Notes, 5.875%, due 11/15/04, value $97,928,500
------------------------------------------------------------------------------------------------------------------------------------
$    384,010    Total Repurchase Agreements (cost $384,010,275)                                                         384,010,275
=============   --------------------------------------------------------------------------------------------------------------------
                Other Assets less Liabilities - (0.2%)                                                                     (797,840)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $383,212,435
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES July 31, 2004
                                                                                                                      FLOATING RATE
                                                                                      SENIOR        FLOATING RATE            INCOME
                                                                                      INCOME               INCOME       OPPORTUNITY
                                                                                       (NSL)                (JFR)             (JRO)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $400,515,914, $954,934,328
   and $--, respectively)                                                       $395,685,906       $ 956,606,253       $         --
Repurchase agreements (at cost, which approximates
   market value, respectively)                                                    10,630,086         287,630,283        384,010,275
SAMI, net unrealized appreciation                                                        --                6,801                 --
Receivables:
   Interest                                                                        2,443,203           6,211,528             26,667
   Investments sold                                                                    5,000           9,318,442                 --
Other assets                                                                          77,531             274,949                 --
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                               408,841,726       1,260,048,256        384,036,942
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Borrowings payable                                                              103,000,000                  --                  --
Payable for investments purchased                                                 8,101,150         195,318,410                  --
Accrued expenses:
   Management fees                                                                  135,651             464,313                  41
   Organization and offering costs                                                       --             321,875             815,500
   Other                                                                            308,365             251,273               8,966
Preferred share dividends payable                                                    18,145              83,017                  --
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                         111,563,311         196,438,888             824,507
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                           46,000,000         400,000,000                  --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                         $251,278,415      $  663,609,368        $383,212,435
====================================================================================================================================
Common shares outstanding                                                        29,782,202          47,175,710          26,807,000
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)                     $       8.44      $        14.07        $      14.30
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                        $    297,822      $      471,757        $    268,070
Paid-in surplus                                                                 282,876,896         665,528,349         382,938,205
Undistributed (Over-distribution of) net investment income                        2,947,762          (3,958,356)              6,160
Accumulated net realized gain (loss) from investments                           (30,014,057)           (111,108)                 --
Net unrealized appreciation (depreciation) of investments                        (4,830,008)          1,671,925                  --
Net unrealized appreciation of SAMI                                                      --               6,801                  --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                         $251,278,415      $  663,609,368        $383,212,435
====================================================================================================================================
Authorized shares:
   Common                                                                         Unlimited           Unlimited           Unlimited
   Preferred                                                                      Unlimited           Unlimited           Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Year Ended July 31, 2004
                                                                                                                    FLOATING RATE
                                                                                      SENIOR      FLOATING RATE            INCOME
                                                                                      INCOME             INCOME       OPPORTUNITY
                                                                                       (NSL)              (JFR)*             (JRO)**
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                         $21,127,482          $8,036,211            $26,667
Dividends                                                                            353,552                  --                 --
Fees                                                                               1,267,840             434,335                 --
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                           22,748,874           8,470,546             26,667
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                    3,337,507           2,505,311             17,837
Preferred shares - auction fees                                                      111,492             196,721                 --
Preferred shares - dividend disbursing agent fees                                      6,017               4,636                 --
Shareholders' servicing agent fees and expenses                                        6,313               1,381                 25
Interest expense                                                                   1,168,042                  --                 --
Commitment fees                                                                      339,729                  --                 --
Custodian's fees and expenses                                                        147,245             131,788                837
Trustees' fees and expenses                                                            6,791              11,248                107
Professional fees                                                                    188,396              74,596              5,000
Shareholders' reports - printing and mailing expenses                                 47,345              49,913              2,617
Stock exchange listing fees                                                           13,607                  --                 --
Investor relations expense                                                            29,610              45,820                280
Other expenses                                                                        34,353               1,700                 99
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense waivers                     5,436,447           3,023,114             26,802
   Custodian fee credit                                                               (1,451)             (3,029)                --
   Expense waivers from the Adviser                                               (1,767,703)           (956,524)            (6,295)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                       3,667,293           2,063,561             20,507
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             19,081,581           6,406,985              6,160
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                        (2,007,822)              71,956                 --
Change in net unrealized appreciation (depreciation) of investments              16,691,236            1,671,925                 --
Change in net unrealized appreciation (depreciation) of SAMI                             --                6,801                 --
------------------------------------------------------------------------------------------------------------------------------------
Net gain from Investments                                                        14,683,414            1,750,682                 --
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                         (538,267)          (1,145,857)                --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations          $33,226,728           $7,011,810            $ 6,160
====================================================================================================================================

* For the period March 25, 2004 (commencement of operations) through July 31, 2004.
** For the period July 27, 2004 (commencement of operations) through July 31, 2004.

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS
                                                                                           FLOATING RATE          FLOATING RATE
                                                       SENIOR INCOME (NSL)                  INCOME (JFR)    INCOME OPPORTUNITY (JRO)
                                                 ------------------------------           ---------------   ------------------------
                                                                                           FOR THE PERIOD            FOR THE PERIOD
                                                                                                  3/25/04                   7/27/04
                                                                                            (COMMENCEMENT             (COMMENCEMENT
                                                   YEAR ENDED        YEAR ENDED            OF OPERATIONS)            OF OPERATIONS)
                                                      7/31/04           7/31/03           THROUGH 7/31/04           THROUGH 7/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                            $ 19,081,581      $ 18,134,957               $ 6,406,985                 $   6,160
Net realized gain (loss) from investments          (2,007,822)       (4,858,554)                   71,956                        --
Change in net unrealized appreciation
   (depreciation) of investments                   16,691,236        16,930,021                 1,671,925                        --
Change in net unrealized appreciation
   (depreciation) of SAMI                                  --                --                     6,801                        --
Distributions to Preferred Shareholders
   from net investment income                        (538,267)         (664,859)               (1,145,857)                       --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                   33,226,728        29,541,565                 7,011,810                     6,160
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                        (15,362,547)      (15,887,301)               (9,402,550)                       --
From tax return of capital                                 --                --                  (148,613)                       --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from distributions
   to Common shareholders                         (15,362,547)      (15,887,301)               (9,551,163)                       --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                        --                --               674,209,761               383,106,000
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                    194,711           106,705                   263,685                        --
Preferred shares offering costs                            --                --                (8,425,000)                       --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital transactions                               194,711           106,705               666,048,446               383,106,000
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares                                18,058,892        13,760,969               663,509,093               383,112,160
Net assets applicable to Common shares
   at the beginning of period                     233,219,523       219,458,554                   100,275                   100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares
   at the end of period                          $251,278,415      $233,219,523              $663,609,368              $383,212,435
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period                          $  2,947,762      $    730,509              $ (3,958,356)             $      6,160
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CASH FLOWS
                                                                                                                      FLOATING RATE
                                                                                      SENIOR        FLOATING RATE         INCOME
                                                                                      INCOME           INCOME          OPPORTUNITY
                                                                                       (NSL)            (JFR)              (JRO)
                                                                                   -------------   --------------    ---------------
                                                                                                   FOR THE PERIOD    FOR THE PERIOD
                                                                                                          3/25/04           7/27/04
                                                                                                    (COMMENCEMENT     (COMMENCEMENT
                                                                                                   OF OPERATIONS)    OF OPERATIONS)
                                                                                      YEAR ENDED          THROUGH           THROUGH
                                                                                         7/31/04          7/31/04           7/31/04
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS             $  33,226,728    $    7,011,810   $        6,160
Adjustments to Reconcile the Net Increase in Net Assets Applicable to
   Common Shares from Operations to Net Cash provided by (used in)
   Operating Activities:
     Purchase of investment securities                                              (372,376,178)   (1,026,531,964)              --
     Proceeds from (purchases of) short-term investment securities, net               17,040,475      (290,620,874)    (384,010,275)
     Proceeds from disposition of investment securities                              339,598,532        73,875,014               --
     Accretion/Amortization of discounts and premiums, net                              (660,050)          609,641               --
     Increase in interest receivable                                                    (230,059)       (6,211,528)        (26,667)
     (Increase) Decrease in receivable from investments sold                           6,218,784        (9,318,442)              --
     Decrease in other assets                                                             14,782          (274,949)              --
     Increase in payable for investments purchased                                     8,101,150       195,318,410
     Increase in management fees payable                                                   6,081           464,313               41
     Increase in Preferred share dividends payable                                         8,899            83,017               --
     Increase (Decrease) in other liabilities                                           (131,421)          251,273            8,966
     Change in net unrealized appreciation (depreciation) of investments             (16,691,236)       (1,671,925)              --
     Change in net unrealized appreciation (depreciation) of SAMI                             --            (6,801)              --
     Net realized (gain) loss from investments                                         2,007,822           (71,956)              --
     Net realized (gain) loss from paydowns                                             (966,474)          175,528
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                15,167,836    (1,056,919,433)    (384,021,775)
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Common shares:
   Net proceeds from sale of shares                                                           --        674,209,761     383,106,000
   Cash distributions paid to Common shareholders                                    (15,167,836)        (9,287,478)             --
Organization and offering costs payable                                                       --            321,875         815,500
Net proceeds from sale of Preferred shares                                                    --        391,575,000              --
-----------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                               (15,167,836)     1,056,819,158     383,921,500
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                               --           (100,275)       (100,275)
Cash at the beginning of period                                                               --            100,275         100,275
-----------------------------------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                          $          --    $            --   $          --
====================================================================================================================================

     SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

     Cash paid by Senior Income (NSL) for interest on bank borrowings during the fiscal year ended July 31, 2004, was $1,187,986.

     Noncash financing activities not included herein consist of reinvestments of distributions of $194,711 and $263,685 for Senior Income (NSL) and Floating Rate Income (JFR), respectively.

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Funds covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Senior Income Fund (NSL), Nuveen Floating Rate Income Fund (JFR) and Nuveen Floating Rate Income Opportunity Fund (JRO). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), the recording of the organization expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen. Since Floating Rate Income Opportunity (JRO) commenced operations on July 27, 2004, the information presented in the financial statements may not be reflective of the Funds' future operating performance.

Each Fund seeks to provide a high level of current income by investing primarily in senior loans whose interest rates float or adjust periodically based on a benchmark interest rate index.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of senior loans, bonds and other securities in the Funds' investment portfolios, other than subordinated loans issued by middle market companies, are generally provided by one or more independent pricing services approved by the Funds' Board of Trustees. Floating Rate Income Opportunity (JRO) currently expects that the independent pricing services will be unable to provide a market based price for most of the privately negotiated subordinated loans issued by middle market companies. The pricing services, with input from Symphony Asset Management, LLC (" Symphony"), an indirect wholly owned subsidiary of Nuveen, and the Adviser, will estimate the fair value for such subordinated loans, subject to the supervision of Symphony and the Adviser. Floating Rate Income Opportunity (JRO) may engage an independent appraiser to periodically provide an independent determination of the value, or an opinion with respect to the pricing services' value, of such loans. The pricing services typically value exchange-listed securities at the last sale price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the highest bona fide bid and lowest bona fide ask prices when current quotations are readily available. The pricing services may value senior loans, bonds and other securities for which current quotations are not readily available at fair value using a wide range of market data and other information and analysis, including the obligor's credit characteristics considered relevant by such pricing service to determine valuations. The Board of Trustees of the Funds has approved procedures which permit the Adviser to determine the fair value of investments for which the applicable pricing service or services is not providing a price, using market data and other factors such as the obligor's credit characteristics, and to override the price provided by the independent pricing service in certain limited circumstances. Short-term investments which mature within 60 days are valued at amortized cost, which approximates market value.

The senior and subordinated loans in which the Funds invest are not listed on an organized exchange and the secondary market for such investments may be less liquid relative to markets for other fixed income securities. Consequently, the value of senior and subordinated loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that loan.

Investment Transactions

Investment transactions are recorded on a trade date basis. Trade date for senior and subordinated loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds maintain liquid assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At July 31, 2004, Senior Income (NSL) and Floating Rate Income (JFR) had outstanding when-issued and delayed delivery purchase commitments of $8,101,150 and $195,318,410, respectively. There were no such outstanding purchase commitments in Floating Rate Income Opportunity (JRO).

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses on senior and subordinated loans. Fee income consists

Notes to
    FINANCIAL STATEMENTS (continued)



primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders

The Funds intend to declare monthly income distributions to Common shareholders. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

Senior Income (NSL) has issued and outstanding 1,840 shares of Series Th, $25,000 stated value Taxable Auctioned Preferred shares as a means of effecting financial leverage. The dividend rate paid on the Taxable Auctioned Preferred shares may change every 28 days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. Senior Income (NSL)has also affected financial leverage by borrowing, as described in footnote 8 below.

Effective May 21, 2004, Floating Rate Income (JFR) issued 4,000 shares of each Series M, T, W and F, $25,000 stated value FundPreferred shares as a means of effecting financial leverage. The dividend rate may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period.

Select Aggregate Market Index

Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) may invest in Select Aggregate Market Indexes ("SAMI") to synthetically increase their exposure to the senior secured loan market during a period when the Funds otherwise would have excess uninvested cash. The SAMI is designed to replicate the performance and risk of the CSFB Leveraged Loan Index. An investment in a SAMI, when combined with short-term high-grade investments such as repurchase agreements related to U.S. government securities in an amount equal to the notional amount of the SAMI, is designed to provide an aggregate return equivalent to an investment in a basket of senior secured bank loan debt ("Reference Obligations"), less certain costs.

Upon entering into a SAMI, the Funds may pay the counterparty a premium based on the notional amount. The premium, if any, will be amortized over the life of the SAMI and recorded in other assets in the Statement of Assets and Liabilities. The Funds will receive from the counterparty a fixed-rate interest payment based on the notional amount of the contract. In exchange for the interest payment, the Funds protect the counterparty from the risk of loss at the time of a credit event, such as a bankruptcy or default, affecting any of the Reference Obligations. Interest is recorded on an accrual basis and included in the Statement of Operations. The Funds are required to provide collateral to the counterparty based on a percentage of the notional amount of the SAMI and has instructed the custodian to segregate liquid assets with a current value at least equal to the remaining notional amount of the SAMI. The SAMI is valued daily and any change in value is recorded in "Change in net unrealized appreciation (depreciation) of SAMI" in the Statement of Operations. Although there are economic advantages of entering into SAMI transactions, there are also additional risks, including but not limited to senior loan credit risk and the inability of the counterparty to meet its interest payment obligations. Floating Rate Income Opportunity (JRO) did not invest in a SAMI during the period ended July 31, 2004.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Funds' cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Organization and Offering Costs

Nuveen Investments, LLC has agreed to reimburse all organization expenses (approximately $11,500 per Fund) and pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Floating Rate Income
(JFR) and Floating Rate Income Opportunity (JRO). Floating Rate Income's (JFR) and Floating Rate Income Opportunity's (JRO) share of Common share offering costs ($1,213,989 and $804,000, respectively) were recorded as reductions of the proceeds from the sale of Common shares.

Costs incurred by Floating Rate Income (JFR) in connection with its offering of FundPreferred shares ($8,425,000) were recorded as a reduction to paid-in surplus.

Indemnifications

Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                                              FLOATING RATE           FLOATING RATE
                            SENIOR INCOME (NSL)                INCOME (JFR)      INCOME OPPORTUNITY (JRO)
                          -----------------------            ---------------     ------------------------
                                                                     FOR THE                      FOR THE
                                                              PERIOD 3/25/04               PERIOD 7/27/04
                                                               (COMMENCEMENT                (COMMENCEMENT
                          YEAR ENDED   YEAR ENDED             OF OPERATIONS)               OF OPERATIONS)
                             7/31/04      7/31/03            THROUGH 7/31/04              THROUGH 7/31/04
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                    --           --               47,150,000                     26,800,000
   Shares issued to
     shareholders due to
     reinvestment of
     distributions            22,048       14,141                       --                             --
---------------------------------------------------------------------------------------------------------
                              22,048       14,141               47,150,000                     26,800,000
---------------------------------------------------------------------------------------------------------
Preferred shares sold             --           --                   16,000                             --
=========================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) during the fiscal year ended July 31, 2004, were as follows:

                                                                                                          FLOATING
                                                                                        FLOATING              RATE
                                                                         SENIOR             RATE            INCOME
                                                                         INCOME           INCOME       OPPORTUNITY
                                                                          (NSL)            (JFR)*             (JRO)**
---------------------------------------------------------------------------------------------------------------------
Purchases                                                          $372,376,178   $1,026,531,964              $ --
Sales and maturities                                               $339,598,532       73,875,014              $ --
=====================================================================================================================

* For the period March 25, 2004 (commencement of operations) through July 31, 2004.
** For the period July 27, 2004 (commencement of operations) through July 31, 2004.

Notes to
    FINANCIAL STATEMENTS (continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing certain gains and losses on investment transactions and for Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) recognition of premium amortization.

At July 31, 2004, the cost of investments were as follows:

                                                                                                 FLOATING
                                                                                  FLOATING           RATE
                                                                    SENIOR            RATE         INCOME
                                                                    INCOME          INCOME    OPPORTUNITY
                                                                     (NSL)           (JFR)          (JRO)
---------------------------------------------------------------------------------------------------------
Cost of investments                                           $411,162,750  $1,243,297,003   $384,010,275
=========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004, were as follows:

                                                                                                 FLOATING
                                                                                   FLOATING          RATE
                                                                      SENIOR           RATE        INCOME
                                                                      INCOME         INCOME   OPPORTUNITY
                                                                       (NSL)          (JFR)         (JRO)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                 $  6,487,397    $ 3,578,752          $ --
   Depreciation                                                  (11,334,155)    (2,639,219)           --
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments       $ (4,846,758)   $   939,533          $ --
=========================================================================================================

The tax components of undistributed net ordinary income and net realized gains at July 31, 2004, were as follows:

                                                                                                 FLOATING
                                                                                    FLOATING         RATE
                                                                         SENIOR         RATE       INCOME
                                                                         INCOME       INCOME  OPPORTUNITY
                                                                          (NSL)        (JFR)        (JRO)
---------------------------------------------------------------------------------------------------------
Undistributed net ordinary income *                                  $4,246,542          $--       $6,160
Undistributed net long-term capital gains                                    --           --           --
=========================================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended July 31, 2004, was designated for purposes of the dividends paid deduction as follows:

                                                                                                 FLOATING
                                                                                 FLOATING            RATE
                                                                      SENIOR         RATE          INCOME
                                                                      INCOME       INCOME     OPPORTUNITY
2004                                                                   (NSL)        (JFR)**         (JRO)***
------------------------------------------------------------------------------------------------------------
Distributions from net ordinary income *                         $15,890,967   $7,281,029            $ --
Distributions from net long-term capital gains                            --           --              --
Tax return of capital                                                     --      148,613              --
============================================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
** For the period March 25, 2004 (commencement of operations) through July 31, 2004.
*** For the period July 27, 2004 (commencement of operations) through July 31, 2004.

For Senior Income (NSL) the tax character of distributions paid during the fiscal year ended July 31, 2003, was designated for purposes of the dividends paid deduction as follows:

                                                                          SENIOR
                                                                          INCOME
2003                                                                       (NSL)
--------------------------------------------------------------------------------
Distributions from net ordinary income *                             $16,734,378
Distributions from net long-term capital gains                                --
================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

At July 31, 2004, Senior Income (NSL) had an unused capital loss carryforwards of $28,018,967 available to be applied against future capital gains, if any. If not applied, $17,314,712 of the carryforward will expire in the year 2010 and $10,704,255 will expire in 2011.

The following Funds elected to defer net realized losses from investments incurred from November 1, 2003 through July 31, 2004 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses are treated as having arisen on the first day of the following fiscal year.

                                                                        FLOATING
                                                              SENIOR        RATE
                                                              INCOME      INCOME
                                                               (NSL)       (JFR)
--------------------------------------------------------------------------------
                                                          $1,978,340     $69,696
================================================================================

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under Senior Income's (NSL) and Floating Rate Income Opportunity's (JRO) investment management agreements with the Adviser, each Fund paid a .8500% annual management fee rate through July 31, 2004, payable monthly, which were based upon the average daily managed assets of each Fund. "Managed Assets" means the average daily net assets of each Fund including net assets attributable to leverage.

Under Floating Rate Income's (JFR) investment management agreement with the Adviser, the Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily Managed Assets of the Fund as follows:

                                                                   FLOATING RATE
                                                                          INCOME
                                                                           (JFR)
AVERAGE DAILY MANAGED ASSETS                                 MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .8500%
For the next $500 million                                                 .8250
For the next $500 million                                                 .8000
For the next $500 million                                                 .7750
For Managed Assets over $2 billion                                        .7500
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Symphony, under which Symphony manages the investment portfolio of the Funds. Symphony is compensated for its services to the Funds from the management fee paid to the Adviser.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

As approved by the Board of Trustees, a complex-wide management fee structure has been adopted by all funds sponsored by the Adviser and its affiliates effective August 1, 2004. This structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets managed within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .004% starting August 1, 2004.

Notes to
    FINANCIAL STATEMENTS (continued)



The complex-level fee schedule for all funds in the Nuveen fund complex is as follows:

                                                                   COMPLEX-LEVEL
COMPLEX-LEVEL ASSETS(1)                                                 FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (which includes assets attributable to leverage used in the Nuveen fund complex) of all funds sponsored by the Adviser or by its affiliates.

(2) With respect to the complex-wide Managed Assets over $91 billion, the funds (via their Board of Directors/Trustees) and the Adviser intend that the parties will meet, prior to the time when complex-wide Managed Assets reach that level, to consider and negotiate the fee rate or rates that will apply to such assets. The parties agree that, in the unlikely event that complex-wide Managed Assets reach $91 billion prior to the parties reaching an agreement as to the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as the parties agree to a different rate or rates.

For each of the Funds, the fund-level fee, which is additive to the complex-level fee, is based upon the average daily Managed Assets of each Fund as follows:

                                                             SENIOR INCOME (NSL)
AVERAGE DAILY MANAGED ASSETS                                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $1 billion                                                  .6500%
For the next $1 billion                                                   .6375
For the next $3 billion                                                   .6250
For the next $5 billion                                                   .6000
For Managed Assets over $10 billion                                       .5750
================================================================================

                                                      FLOATING RATE INCOME (JFR)
                                          FLOATING RATE INCOME OPPORTUNITY (JRO)
AVERAGE DAILY MANAGED ASSETS                                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .6500%
For the next $500 million                                                 .6250
For the next $500 million                                                 .6000
For the next $500 million                                                 .5750
For Managed Assets over $2 billion                                        .5500
================================================================================

For the first ten years of Senior Income's (NSL) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
OCTOBER 31,                                    OCTOBER 31,
--------------------------------------------------------------------------------
1999*                    .45%                          2005                 .35%
2000                     .45                           2006                 .25
2001                     .45                           2007                 .15
2002                     .45                           2008                 .10
2003                     .45                           2009                 .05
2004                     .45
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Senior Income (NSL) for any portion of its fees and expenses beyond October 31, 2009.

For the first eight years of Floating Rate Income's (JFR) operations, the Advisers have agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
MARCH 31,                                        MARCH 31,
--------------------------------------------------------------------------------
2004*                    .32%                          2009                 .32%
2005                     .32                           2010                 .24
2006                     .32                           2011                 .16
2007                     .32                           2012                 .08
2008                     .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income (JFR) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Floating Rate Income Opportunity's (JRO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
JULY 31,                                          JULY 31,
--------------------------------------------------------------------------------
2004*                    .30%                          2009                 .30%
2005                     .30                           2010                 .22
2006                     .30                           2011                 .14
2007                     .30                           2012                 .07
2008                     .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income Opportunity (JRO) for any portion of its fees and expenses beyond July 31, 2012.

6. COMMITMENTS

Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. The Funds will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At July 31, 2004, Senior Income (NSL) had unfunded loan commitments of $74,492 while Floating Rate Income (JFR) had $32,471 in unfunded loan commitments. Floating Rate Income Opportunity (JRO) had no such unfunded loan commitments outstanding at July 31, 2004.

7. SENIOR LOAN PARTICIPATION COMMITMENTS

With respect to the senior loans held in the Funds' portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or
3) invest in participations. If the Funds purchase a participation of a senior loan interest, the Funds would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the Borrower. As such, the Funds not only assume the credit risk of the Borrower, but also that of the Selling Participant or other persons interpositioned between the Funds and the Borrower.

Senior Income (NSL) had the following participation commitments outstanding at July 31, 2004:

COUNTERPARTY                        COMMITMENT AMOUNT               MARKET VALUE
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.            $2,000,000                       $1,910,000
Bear, Stearns & Co., Inc.             2,000,000                       $1,896,061
Bear, Stearns & Co., Inc.             1,911,865                       $1,892,747
Morgan Stanley                        1,640,000                       $1,566,200
================================================================================

Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had no such participation commitments outstanding at July 31, 2004.

8. BORROWINGS

In accordance with Senior Income's (NSL) current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

Senior Income (NSL) has entered into a commercial paper program with Bank One's conduit financing agency, Falcon Asset Securitization Corp. ("Falcon"), whose sole purpose is the issuance of high grade commercial paper. Falcon uses the proceeds to make advances to Senior Income (NSL) and to many other borrowers who comprise Falcon's total borrowing base. For the fiscal year ended July 31, 2004, the average daily balance of borrowings under the commercial paper program agreement was $103 million with an average interest rate of 1.13%.

Notes to
    FINANCIAL STATEMENTS (continued)



Senior Income (NSL) has also entered into a $110 million liquidity facility. If the facility is utilized, interest on the borrowings would be charged a variable interest rate. An unused commitment fee of .095% on 102% of the unused portion of the $110 million facility is charged. There were no borrowings under the revolving credit agreement during the fiscal year ended July 31, 2004.

9. SUBSEQUENT EVENTS

The following Funds declared Common share dividend distributions from their net investment income which was paid on September 1, 2004, to shareholders of record on August 15, 2004, as follows:

                                                                        FLOATING
                                                              SENIOR        RATE
                                                              INCOME      INCOME
                                                               (NSL)       (JFR)
--------------------------------------------------------------------------------
Dividend per share                                            $.0430      $.0675
================================================================================

On August 20, 2004, Floating Rate Income Opportunity (JRO) issued an additional 1,000,000 Common shares in connection with a partial exercise by the underwriters of their over allotment option.

Floating Rate Income Opportunity (JRO) declared a Common shares dividend distribution of $.0760 per share from its net investment income which will be paid on October 1, 2004, to shareholders of record on September 17, 2004.

On September 14, 2004, Floating Rate Income Opportunity (JRO) issued an additional 553,100 Common shares in connection with a partial exercise by the underwriters of their over allotment option.

On September 24, 2004, Floating Rate Income Opportunity (JRO) issued 3,200 $25,000 stated value Preferred shares of each Series M, Th and F.

                        Financial
                               HIGHLIGHTS

                        Financial
                               HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:
                                                          Investment Operations
                                   ------------------------------------------------------------------
                                                              Distributions    Distributions
                                                                   from Net             from
                      Beginning                         Net      Investment          Capital
                         Common                   Realized/       Income to         Gains to
                          Share           Net    Unrealized       Preferred        Preferred
                      Net Asset    Investment    Investment          Share-           Share-
                          Value        Income    Gain (Loss)        holders+         holders+   Total
======================================================================================================
SENIOR INCOME (NSL)
------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004                     $ 7.84         $ .64        $  .50           $(.02)            $ --    $1.12
2003                       7.38           .60           .41            (.02)              --      .99
2002                       8.13           .68          (.71)           (.04)              --     (.07)
2001                       9.47          1.09         (1.29)           (.09)              --     (.29)
2000(a)                    9.55           .75          (.12)           (.02)              --      .61

FLOATING RATE
INCOME (JFR)
------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                   14.33           .14           .04            (.02)              --      .16

FLOATING RATE
INCOME OPPORTUNITY (JRO)
------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(c)                   14.33            --            --              --               --       --
======================================================================================================
                                        Less Distributions                                                         Total Returns
                          --------------------------------------------                                         ---------------------
                                                                                                                             Based
                                 Net                     Tax                 Offering                                           on
                          Investment    Capital    Return of                    Costs      Ending                           Common
                           Income to   Gains to   Capital to            and Preferred      Common               Based        Share
                              Common     Common       Common                    Share       Share     Ending       on          Net
                              Share-     Share-       Share-             Underwriting   Net Asset     Market   Market        Asset
                             holders    holders      holders    Total       Discounts       Value      Value    Value**      Value**
====================================================================================================================================
SENIOR INCOME (NSL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004                          $ (.52)      $ --         $ --   $ (.52)           $ --      $ 8.44   $ 9.9100    24.50%       14.61%
2003                            (.53)        --           --     (.53)             --        7.84     8.4300    25.93        14.25
2002                            (.68)        --           --     (.68)             --        7.38     7.2000   (21.16)        (.65)
2001                           (1.03)      (.02)          --    (1.05)             --        8.13     9.9600    15.35        (3.30)
2000(a)                         (.66)        --           --     (.66)           (.03)       9.47     9.6250     3.21         6.20

FLOATING RATE
INCOME (JFR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                         (.21)        --           --     (.21)           (.21)      14.07    14.8500      .40         (.39)

FLOATING RATE
INCOME OPPORTUNITY (JRO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(c)                           --         --           --       --            (.03)      14.30    15.0100      .07         (.21)
====================================================================================================================================
                                                              Ratios/Supplemental Data
                             ----------------------------------------------------------------------------------------------
                                                  Before Credit/Waiver             After Credit/Waiver***
                                             ------------------------------    ------------------------------
                                                             Ratio of Net                      Ratio of Net
                                               Ratio of        Investment        Ratio of        Investment
                                  Ending       Expenses         Income to        Expenses         Income to
                                     Net     to Average           Average      to Average           Average
                                  Assets     Net Assets        Net Assets      Net Assets        Net Assets
                              Applicable     Applicable        Applicable      Applicable        Applicable      Portfolio
                               to Common      to Common         to Common       to Common         to Common       Turnover
                             Shares (000)        Shares++          Shares++        Shares++          Shares++         Rate
===========================================================================================================================
SENIOR INCOME (NSL)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004                            $251,278           2.23%             7.10%           1.50%             7.83%            91%
2003                             233,220           2.66              7.57            1.90              8.33             80
2002                             219,459           3.12              8.20            2.37              8.95             64
2001                             241,641           4.32             11.74            3.62             12.44             52
2000(a)                          280,479           3.81*             9.82*           3.21*            10.42*            40

FLOATING RATE
INCOME (JFR)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                          663,609           1.37*             2.46*            .93*             2.90*            14

FLOATING RATE
INCOME OPPORTUNITY (JRO)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(c)                          383,212           1.28*             (.01)*           .98*              .29*             0
===========================================================================================================================

                              Preferred Stock at End of Year                    Borrowings at End of Year
                  ----------------------------------------------------      ---------------------------------
                         Aggregate           Liquidation         Asset             Aggregate            Asset
                            Amount            and Market      Coverage                Amount         Coverage
                  Outstanding (000)      Value Per Share     Per Share      Outstanding (000)      Per $1,000
=============================================================================================================
SENIOR INCOME (NSL)
-------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004                      $ 46,000               $25,000      $161,564              $103,000           $3,440
2003(d)                     46,000                25,000       151,750               103,000            3,264
2002(d)                     46,000                25,000       144,271               103,000            3,131
2001(d)                     46,000                25,000       156,327               103,000            3,346
2000(a)                     46,000                25,000       177,434               105,000            3,671

FLOATING RATE
INCOME (JFR)
-------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                    400,000                25,000        66,476                    --               --

FLOATING RATE
INCOME OPPORTUNITY (JRO)
-------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(c)                         --                    --            --                    --               --
=============================================================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common net asset value per share. Total returns are not annualized.
*** After custodian fee credit and expense waivers from the Adviser, where applicable.
+    The amounts shown are based on Common share equivalents.
++   o Ratios do not reflect the effect of dividend payments to Preferred shareholders.
     o Income ratios reflect income earned on assets attributable to Preferred shares.
     o With respect to Senior Income (NSL), each ratio includes the effect of the interest expense paid on bank borrowings as follows:

                                Ratio of Interest
                               Expense to Average
                         Net Assets Applicable to
                                    Common Shares
                         ------------------------
        2004                                 .48%
        2003                                 .74
        2002                                1.09
        2001                                2.19
        2000(a)                             2.04*

(a) For the period October 26, 1999 (commencement of operations) through July 31, 2000.
(b) For the period March 25, 2004 (commencement of operations) through July 31, 2004.
(c) For the period July 27, 2004 (commencement of operations) through July 31, 2004.
(d)  Unaudited.

                                 See accompanying notes to financial statements.

                                  36-37 SPREAD

Board Members
       AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board
Members of the Funds. The number of board members of the Funds is currently set at seven. None of the board members who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBER WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)    Chairman of        1994    Chairman and Director (since 1996) of Nuveen Investments,             145
3/28/49                        the Board                  Inc. and Nuveen Investments, LLC; Director (since 1992) and
333 W. Wacker Drive            and Trustee                Chairman (since 1996) of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Chairman and Director (since
                                                          1997) of Nuveen Asset Management, Inc.; Director (since
                                                          1996) of Institutional Capital Corporation; Chairman and
                                                          Director (since 1999) of Rittenhouse Asset Management, Inc.;
                                                          Chairman of Nuveen Investments Advisers Inc. (since 2002).

BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner              Board member       1997    Private Investor and Management Consultant.                           145
8/22/40
333 W. Wacker Drive
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown              Board member       1993    Retired (1989) as Senior Vice President of The Northern               145
7/29/34                                                   Trust Company; Director, Community Advisory Board for
333 W. Wacker Drive                                       Highland Park and Highwood, United Way of the North
Chicago, IL 60606                                         Shore (since 2002).
------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                  Board member       1999    President, The Hall-Perrine Foundation, a private philanthropic       145
10/22/48                                                  corporation (since 1996); Director and Vice Chairman, United
333 W. Wacker Drive                                       Fire & Casualty Company; formerly Director, Federal Reserve
Chicago, IL 60606                                         Bank of Chicago; formerly, President and Chief Operating
                                                          Officer, SCI Financial Group, Inc., a regional financial
                                                          services firm.
------------------------------------------------------------------------------------------------------------------------------------
William C. Hunter              Board member       2004    Dean and Distinguished Professor of Finance, School of                145
3/16/48                                                   Business at the University of Connecticut (since 2003);
333 W. Wacker Drive                                       previously Senior Vice President and Director of Research
Chicago, IL 60606                                         at the Federal Reserve Bank of Chicago (1995-2003);
                                                          Director, Credit Research Center at Georgetown University;
                                                          Director of Xerox Corporation (since 2004).


                                       38

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider           Board member       1997    Senior Partner and Chief Operating Officer, Miller-Valentine          145
9/24/44                                                   Group, Vice President, Miller-Valentine Realty, a construction
333 W. Wacker Drive                                       company; Chair, Miami Valley Hospital; Chair, Dayton
Chicago, IL 60606                                         Development Coalition; formerly, Member, Community
                                                          Advisory Board, National City Bank, Dayton, Ohio and
                                                          Business Advisory Council, Cleveland Federal Reserve Bank.
------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale            Board member       1997    Executive Director, Gaylord and Dorothy Donnelley                     145
12/29/47                                                  Foundation (since 1994); prior thereto, Executive Director,
333 W. Wacker Drive                                       Great Lakes Protection Fund (from 1990 to 1994)
Chicago, IL 60606

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS
                                                                                                                       IN FUND
                               POSITION(S)  YEAR FIRST                                                                 COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief              1988    Managing Director (since 2002), Assistant Secretary and               145
9/9/56                         Administrative             Associate General Counsel, formerly, Vice President and
333 W. Wacker Drive            Officer                    Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (since 2002), General Counsel and
                                                          Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                          Managing Director (since 2002), Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President (since
                                                          2000), of Nuveen Asset Management, Inc. Assistant
                                                          Secretary of Nuveen Investments, Inc. (since 1994); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002); Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Managing
                                                          Director, Associate General Counsel and Assistant Secretary
                                                          of Rittenhouse Asset Management, Inc. (since 2003);
                                                          Chartered Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice President     2000    Vice President (since 2002), formerly, Assistant Vice                 145
2/3/66                         and Assistant              President (since 2000), previously, Associate of Nuveen
333 W. Wacker Drive            Secretary                  Investments, LLC.
Chicago, IL 60606


                                       39


Board Members
      AND OFFICERS (CONTINUED)
                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS
                                                                                                                       IN FUND
                               POSITION(S)  YEAR FIRST                                                                 COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice President     1999    Vice President of Nuveen Investments, LLC (since 1999),               145
11/28/67                       and Treasurer              prior thereto, Assistant Vice President (since 1997); Vice
333 W. Wacker Drive                                       President and Treasurer of Nuveen Investments, Inc. (since
Chicago, IL 60606                                         1999); Vice President and Treasurer of Nuveen Advisory Corp.
                                                          and Nuveen Institutional Advisory Corp (since 1999); Vice
                                                          President and Treasurer of Nuveen Asset Management, Inc.
                                                          (since 2002) and of Nuveen Investments Advisers Inc. (since
                                                          2002); Assistant Treasurer of NWQ Investment Management
                                                          Company, LLC (since 2002); Vice President and Treasurer of
                                                          Nuveen Rittenhouse Asset Management, Inc. (since 2003);
                                                          Chartered Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice President     2000    Vice President (since 2002) and Assistant General Counsel             145
9/24/64                        and Secretary              (since 1998); formerly, Assistant Vice President (since 1998)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Vice President (since 2002)
Chicago, IL 60606                                         and Assistant Secretary (since 1998), formerly Assistant
                                                          Vice President of Nuveen Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp.
------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice President     1998    Managing Director (since 2004) formerly, Vice President of            145
10/24/45                                                  Nuveen Investments, LLC; Managing Director (since 2004)
333 W. Wacker Drive                                       formerly, Vice President (since 1998) of Nuveen Advisory
Chicago, IL 60606                                         Corp. and Nuveen Institutional Advisory Corp.
------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice President     1995    Managing Director (since 2002) of Nuveen Investments,                 145
3/2/64                                                    LLC; Managing Director (since 2001), formerly Vice President
333 W. Wacker Drive                                       of Nuveen Advisory Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                         Corp. (since 1995); Managing Director of Nuveen Asset
                                                          Management, Inc. (since 2001); Vice President of Nuveen
                                                          Investment Advisers Inc. (since 2002); Chartered Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice President     1998    Vice President (since 1993) and Funds Controller (since 1998)         145
5/31/54                        and Controller             of Nuveen Investments, LLC and Vice President and Funds
333 W. Wacker Drive                                       Controller (since 1998) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.


                                       40

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS
                                                                                                                       IN FUND
                               POSITION(S)  YEAR FIRST                                                                 COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice President     2000    Vice President (since 2000) of Nuveen Investments,                    145
3/22/63                                                   LLC, previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                       prior thereto, Associate of Nuveen Investments, LLC;
Chicago, IL 60606                                         Certified Public Accountant.
------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice President     2002    Vice President (since 1999), previously, Assistant Vice               145
8/27/61                                                   President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice President     1988    Vice President, Assistant Secretary and Assistant General             145
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Assistant Secretary of Nuveen
                                                          Investments, Inc. and (since 1997) Nuveen Asset Management,
                                                          Inc.; Vice President (since 2000), Assistant Secretary and
                                                          Assistant General Counsel (since 1998) of Rittenhouse Asset
                                                          Management, Inc.; Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002).
------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV            Vice President     1996    Managing Director (since 2002) of Nuveen Investments, LLC;            145
7/7/65                                                    Managing Director (since 1997), formerly Vice President
333 W. Wacker Drive                                       (since 1996) of Nuveen Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                         Advisory Corp.; Managing Director of Nuveen Asset Management,
                                                          Inc. (since 1999). Chartered Financial Analyst.

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and board member of the Adviser.

(2) Board members serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Reinvest Automatically
       EASILY AND CONVENIENTLY



SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's quarterly portfolio of investments and information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004, are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On July 30, 2003, the Board of Trustees of the Nuveen Senior Income Fund (the "Fund") approved Ernst & Young, LLP ("E&Y") as the independent registered public accounting firm effective with the July 31, 2004 fiscal year-end audit. E&Y currently serves as the independent registered public accounting firm for 109 other Nuveen closed-end exchange-traded funds. KPMG LLP ("KPMG"), served as the independent registered public accounting firm of the Fund for the fiscal years ended July 31, 2000 through July 31, 2003 and as of the latter date the Fund was the only Nuveen Fund for which KPMG served as the independent registered public accounting firm. The change from KPMG to E&Y was the result of the determination by the Fund's Board that, based on a recommendation from the Fund's Audit Committee, the use of E&Y would result in efficiencies for the Fund and the Audit Committee. KPMG's report for the Fund's financial statements for the fiscal year ended July 31, 2003, did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope or accounting principals. In addition, there had not been any disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference to the subject matter of the disagreement in connection with its reports.



AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Institutional
Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the fiscal year ended July 31, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS


Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $100 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

           Learn more
about Nuveen Funds at
   WWW.NUVEEN.COM/ETF

o Share prices
o Fund details
o Daily financial news
o Investor education
o Interactive planning tools

Logo: NUVEEN Investments


                                                                     EAN-C-0704D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors determined that the registrant had at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert was William E. Bennett, who was "independent" for purposes of Item 3 of Form N-CSR.

Although Mr. Bennett served as the audit committee financial expert during the reporting period, he unexpectedly resigned from the Board effective April 30, 2004. Since that time, the Audit Committee determined that Jack B. Evans, the Chairman of the Audit Committee, qualifies as an audit committee financial expert and recommended to the full Board that he be designated as such. On July 26, 2004, the full Board voted to so designate Mr. Evans. Accordingly for this reporting period, the registrant did not have a designated "audit committee financial expert" from April 30, 2004 to July 26, 2004. Mr. Evans, who is independent for purposes of Item 3 of Form N-CSR, served as the registrant's audit committee financial expert from July 26, 2004 to the end of the reporting period on July 31, 2004.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer of First Chicago Corporation and its principal subsidiary, The First National Bank of Chicago. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolo; and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.

Mr. Evans was formerly President and Chief Operating Office of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser ("SCI"). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the "CFO") and actively supervised the CFO's preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI's financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.



                        NUVEEN FLOATING RATE INCOME FUND

The following tables show the amount of fees that Ernst & Young LLP, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with Ernst & Young LLP entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND


                              AUDIT FEES BILLED            AUDIT-RELATED FEES                 TAX FEES              ALL OTHER FEES
FISCAL YEAR ENDED                  TO FUND                   BILLED TO FUND                BILLED TO FUND           BILLED TO FUND
------------------------------------------------------------------------------------------------------------------------------------
July 31, 2004                      $ 20,000                        $ 0                           $ 0                     $ 0
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                     N/A                         0%                             0%                     0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------
July 31, 2003                           N/A                        N/A                           N/A                     N/A
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                     N/A                          0%                            0%                     0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------


The above "Tax Fees" were billed for professional services for tax advice, tax compliance and tax planning.

                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by Ernst & Young LLP to Nuveen Institutional Advisory Corp. ("NIAC" or the "Adviser"), and any entity controlling, controlled by or under common control with NIAC ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The table also shows the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.


FISCAL YEAR ENDED                                    AUDIT-RELATED FEES           TAX FEES BILLED TO              ALL OTHER FEES
                                                   BILLED TO ADVISER AND             ADVISER AND                 BILLED TO ADVISER
                                                      AFFILIATED FUND              AFFILIATED FUND              AND AFFILIATED FUND
                                                     SERVICE PROVIDERS            SERVICE PROVIDERS              SERVICE PROVIDERS
------------------------------------------------------------------------------------------------------------------------------------
July 31, 2004                                              $ 0                            $ 0                           $ 0
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                         0%                             0%                            0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------
July 31, 2003                                              $ 0                            $ 0                           $ 0
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                        N/A                            N/A                           N/A
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------


                               NON-AUDIT SERVICES

The following table shows the amount of fees that Ernst & Young LLP billed during the Fund's last two full fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP independence.


FISCAL YEAR ENDED                                           TOTAL NON-AUDIT FEES
                                                           BILLED TO ADVISER AND
                                                          AFFILIATED FUND SERVICE         TOTAL NON-AUDIT FEES
                                                           PROVIDERS (ENGAGEMENTS         BILLED TO ADVISER AND
                                                          RELATED DIRECTLY TO THE        AFFILIATED FUND SERVICE
                               TOTAL NON-AUDIT FEES       OPERATIONS AND FINANCIAL        PROVIDERS (ALL OTHER
                                  BILLED TO FUND           REPORTING OF THE FUND)             ENGAGEMENTS)                TOTAL
------------------------------------------------------------------------------------------------------------------------------------
July 31, 2004                         $ 0                            $ 0                           $ 0                     $ 0
July 31, 2003                         N/A                            N/A                           N/A                     N/A


Audit Committee Pre-Approval Policies and Procedures. Generally, the audit committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the audit committee if they are expected to be for amounts greater than $10,000; (ii) reported to the audit committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the audit committee at the next audit committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, the Adviser would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: October 12, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: October 12, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: October 12, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.